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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for seven of its series, Evergreen Disciplined Value Fund, Evergreen Equity Income Fund, Evergreen Small Cap Value Fund, Evergreen Fundamental Large Cap Fund, Evergreen Large Cap Value Fund, Evergreen Disciplined Small Mid Value Fund and Evergreen Special Values Fund for the year ended July 31, 2006. These seven series have a July 31, fiscal year end.

Date of reporting period: July 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Disciplined Value Fund

Evergreen

DISCIPLINED VALUE FUND

Annual Report
as of July 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Disciplined Value Fund, covering the twelve-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation’s central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless still were rising at what we believed to be more sustainable paces.

In the equity markets, domestic stocks tended to produce moderate performance for the twelve months, but returns of the market indexes masked considerable short-term volatility. Large-cap names finally started to show a performance edge over small- and mid-cap stocks, while value stocks, including cyclical corporations, continued to outperform growth. Stock performance was uneven from sector to sector, and results were heavily influenced by relatively narrow groups of stocks. International stocks generated higher returns, albeit with greater volatility.

1

LETTER TO SHAREHOLDERS continued

In this environment, the management teams of Evergreen’s actively managed equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. For example, the managers of the Evergreen Equity Income Fund focused on companies with the ability to maintain and increase their dividend flows to shareholders. The Evergreen Fundamental Large Cap Fund emphasized large-cap companies with histories of stable earnings growth. The management team of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and either minimal or no debt. Portfolio managers of Evergreen Small Cap Value Fund emphasized investments in smaller companies with superior returns on equity, strong balance sheets and consistent earnings. The Evergreen Special Values Fund favored small, high-quality companies with strong balance sheets. Managers of the Evergreen Disciplined Value Fund employed a combination of quantitative tools and traditional fundamental equity analysis to assess prospects of large-company stocks, while the team supervising the Evergreen Disciplined Small-Mid Value Fund used a similar strategy in investing in smaller companies. The team managing the Evergreen Equity Index Fund used a highly disciplined process to control trading and operational costs while reflecting the Standard and Poor’s 500 Index.

We continue to encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive
Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or “wrap” programs or purchases by a “fund of funds” into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Also, effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/8/1992
	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	5/8/1992

Nasdaq symbol	EDSAX	EDSBX	EDSCX	EDSIX

Average annual return*

1-year with sales charge	3.12%	3.64%	7.54%	N/A

1-year w/o sales charge	9.44%	8.64%	8.54%	9.66%

5-year	4.80%	5.49%	5.80%	6.08%

10-year	9.77%	10.30%	10.29%	10.43%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I.

Historical performance for Class I prior to 3/21/2005 is based on the fund’s predecessor fund, SouthTrust Value Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not, and the fund’s predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Comparison of a $10,000 investment in the Evergreen Disciplined Value Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 9.44% for the twelve-month period ended July 31, 2006, excluding any applicable sales charges. During the same period, the Russell 1000 Value returned 11.60% .

The fund seeks long-term capital growth, with income as a secondary consideration.

During the twelve months, larger company value stocks substantially outperformed the overall domestic equity market. The primary factors that led to the fund’s underperformance were the effects of the fund’s management expenses and the fund’s small cash position. During the twelve months, nine of the ten sectors in the fund’s index produced positive returns. The consumer discretionary group was the only component of the index to post negative results. The best performing area in the index was the energy sector, followed by financials, telecommunications services, and consumer staples. The fund uses a disciplined investment style to find value and quality in assessing the attractiveness of stocks in the index. The fund primarily uses a series of quantitative tools combined with some traditional fundamental analysis. Sector weightings tend to be close to those of the index.

Among our financials holdings, two of the top performers were Bear Stearns and Goldman Sachs, each of which posted a gain of more than 40%. In the top-performing energy sector, our positions in independent refiner Valero Energy and Marathon Oil, an integrated company involved in refining, marketing and energy transportation, delivered excellent results. Selections in materials, a small component of the index, produced strong results, led by Nucor, a specialty steel company, and copper producer Phelps Dodge. Information technology, another small part of the index, contained several successful investments, including telecommunications equipment company Lucent Technologies; software security company Symantec; Harris Corp., which produces advanced communications transmission devices; Advanced Micro Devices, a semi-conductor company; and Hewlett-Packard, the diversified technology corporation. As of the end of the period the following securities were no longer held by the fund: Lucent Technologies, Symantec and Harris Corp.

Consumer discretionary companies were the most noteworthy downfalls in the performance of the index and of the fund. Among our investments, Pulte Homes, a national home builder, lost 39% of its stock value over twelve months, although we sold the position before the entire loss occurred. We also liquidated our position during the period in another laggard, Advance Auto Parts, a national auto parts distributor.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,035.90	$ 5.60
Class B	$ 1,000.00	$ 1,031.95	$ 9.37
Class C	$ 1,000.00	$ 1,031.74	$ 9.27
Class I	$ 1,000.00	$ 1,036.59	$ 4.29
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.29	$ 5.56
Class B	$ 1,000.00	$ 1,015.57	$ 9.30
Class C	$ 1,000.00	$ 1,015.67	$ 9.20
Class I	$ 1,000.00	$ 1,020.58	$ 4.26

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.11% for Class A, 1.86% for Class B, 1.84% for Class C and 0.85% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
			Year Ended
CLASS A	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$ 15.82	$16.96	$17.35

Income from investment operations
Net investment income (loss)	0.22	0.05	0.01
Net realized and unrealized gains or losses on investments	1.22	1.08	(0.36)

Total from investment operations	1.44	1.13	(0.35)

Distributions to shareholders from
Net investment income	(0.19)	(0.04)	(0.04)
Net realized gains	(0.45)	(2.23)	0
Total distributions to shareholders	(0.64)	(2.27)	(0.04)

Net asset value, end of period	$ 16.62	$15.82	$16.96

Total return[3]	9.44%	7.76%	(2.01%)

Ratios and supplemental data
Net assets, end of period (thousands)	$13,428	$1,617	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.15%	1.26%[4]	1.11%[4]
Expenses excluding waivers/ reimbursements and expense reductions	1.17%	1.26%[4]	1.11%[4]
Net investment income (loss)	1.14%	0.74%[4]	0.58%[4]
Portfolio turnover rate	55%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
			Year Ended
CLASS B	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$15.79	$16.97	$17.35

Income from investment operations
Net investment income (loss)	0.10	0.01[3]	0[3]
Net realized and unrealized gains or losses on investments	1.22	1.06	(0.34)

Total from investment operations	1.32	1.07	(0.34)

Distributions to shareholders from
Net investment income	(0.11)	(0.02)	(0.04)
Net realized gains	(0.45)	(2.23)	0

Total distributions to shareholders	(0.56)	(2.25)	(0.04)

Net asset value, end of period	$16.55	$15.79	$16.97

Total return[4]	8.64%	7.35%	(1.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,070	$ 121	$5
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.89%	2.00%[5]	1.82%[5]
Expenses excluding waivers/ reimbursements and expense reductions	1.91%	2.00%[5]	1.82%[5]
Net investment income (loss)	0.47%	0.16%[5]	0.10%[5]
Portfolio turnover rate	55%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
			Year Ended
CLASS C	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$15.79	$16.97	$17.35

Income from investment operations
Net investment income (loss)	0.12	0[3]	0
Net realized and unrealized gains or losses on investments	1.18	1.08	(0.34)

Total from investment operations	1.30	1.08	(0.34)

Distributions to shareholders from
Net investment income	(0.11)	(0.03)	(0.04)
Net realized gains	(0.45)	(2.23)	0

Total distributions to shareholders	(0.56)	(2.26)	(0.04)

Net asset value, end of period	$16.53	$15.79	$16.97

Total return[4]	8.54%	7.37%	(1.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,617	$ 144	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.88%	2.16%[5]	1.85%[5]
Expenses excluding waivers/ reimbursements and expense reductions	1.90%	2.16%[5]	1.85%[5]
Net investment income (loss)	0.53%	(0.09%)[5]	(0.16%)[5]
Portfolio turnover rate	55%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,		Year Ended April 30,

CLASS I	2006	2005[1]	2005[2]	2004[2]	2003[2]	2002[2]

Net asset value, beginning of period	$ 15.81	$ 16.97	$ 16.14	$ 12.30	$ 15.29	$ 17.04

Income from investment operations
Net investment income (loss)	0.24	0.05	0.12	0.08	0.09	0.08
Net realized and unrealized gains or losses on investments	1.23	1.07	1.84[3]	3.83	(2.93)	(1.45)

Total from investment operations	1.47	1.12	1.96	3.91	(2.84)	(1.37)

Distributions to shareholders from
Net investment income	(0.24)	(0.05)	(0.12)	(0.07)	(0.09)	(0.07)
Net realized gains	(0.45)	(2.23)	(1.01)	0	(0.06)	(0.31)

Total distributions to shareholders	(0.69)	(2.28)	(1.13)	(0.07)	(0.15)	(0.38)

Net asset value, end of period	$ 16.59	$ 15.81	$ 16.97	$ 16.14	$ 12.30	$ 15.29

Total return	9.66%	7.65%	12.10%	31.87%[4]	(18.50%)[4]	(8.04%)[4]

Ratios and supplemental data
Net assets, end of period (thousands)	$673,865	$157,238	$157,107	$313,929	$250,385	$325,965
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.88%	0.91%[5]	0.99%	0.99%	0.99%	0.98%
Expenses excluding waivers/
reimbursements and expense reductions	0.90%	0.91%[5]	1.20%	1.19%	1.19%	1.18%
Net investment income (loss)	1.45%	1.34%[5]	0.64%	0.54%	0.74%	0.49%
Portfolio turnover rate	55%	15%	54%	33%	37%	43%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Value Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to March 21, 2005 are those of SouthTrust Fund.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding any sales charges applicable to SouthTrust Fund

5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2006

	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 7.3%
Hotels, Restaurants & Leisure 1.4%
Brinker International, Inc.	107,775	$3,491,910
Darden Restaurants, Inc.	181,164	6,123,343

		9,615,253

Household Durables 0.4%
Black & Decker Corp.	36,470	2,571,500

Media 4.1%
Omnicom Group, Inc.	59,318	5,250,236
Time Warner, Inc.	770,584	12,714,636
Walt Disney Co.	369,489	10,970,129

		28,935,001

Multi-line Retail 1.4%
J.C. Penney Co., Inc.	101,683	6,401,961
Nordstrom, Inc.	98,679	3,384,690

		9,786,651

CONSUMER STAPLES 7.0%
Beverages 1.3%
Coca-Cola Enterprises, Inc.	309,083	6,632,921
Constellation Brands, Inc. *	110,772	2,709,483

		9,342,404

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	56,113	2,960,522
Kroger Co.	379,385	8,699,298

		11,659,820

Food Products 1.2%
Archer-Daniels-Midland Co.	103,959	4,574,196
Dean Foods Co. *	93,830	3,521,440

		8,095,636

Household Products 0.5%
Clorox Co.	61,203	3,668,508

Tobacco 2.3%
Altria Group, Inc.	119,183	9,531,064
Reynolds American, Inc. (p)	48,395	6,135,518

		15,666,582

ENERGY 14.3%
Energy Equipment & Services 1.6%
Helmerich & Payne, Inc.	192,604	5,331,279
Nabors Industries, Ltd. *	153,602	5,425,222

		10,756,501

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 12.7%
Chevron Corp.	255,851	$16,829,879
ConocoPhillips	227,335	15,604,275
Exxon Mobil Corp.	539,916	36,573,910
Hess Corp.	126,817	6,708,619
Marathon Oil Corp.	77,941	7,064,572
Valero Energy Corp.	81,577	5,500,737

		88,281,992

FINANCIALS 33.9%
Capital Markets 5.6%
Bear Stearns Cos.	63,819	9,054,001
Goldman Sachs Group, Inc.	84,233	12,866,591
Lehman Brothers Holdings, Inc.	185,044	12,018,608
Merrill Lynch & Co., Inc.	68,506	4,988,607

		38,927,807

Commercial Banks 3.8%
National City Corp.	128,540	4,627,440
U.S. Bancorp	384,478	12,303,296
Wells Fargo & Co.	126,209	9,129,959

		26,060,695

Diversified Financial Services 11.6%
Bank of America Corp.	588,823	30,342,049
CIT Group, Inc.	175,154	8,041,320
Citigroup, Inc.	620,433	29,973,119
JPMorgan Chase & Co.	267,013	12,181,133

		80,537,621

Insurance 6.6%
ACE, Ltd.	116,944	6,026,124
Allstate Corp.	182,349	10,361,070
Chubb Corp.	64,334	3,243,720
Hartford Financial Services Group, Inc.	81,455	6,910,642
MetLife, Inc.	75,569	3,929,588
SAFECO Corp.	104,715	5,625,290
St. Paul Travelers Companies, Inc.	208,598	9,553,789

		45,650,223

Real Estate Investment Trusts 2.4%
General Growth Properties, Inc.	61,699	2,815,942
Host Hotels & Resorts, Inc.	217,270	4,610,469
HRPT Properties Trust (p)	502,625	5,905,844
Simon Property Group, Inc.	40,401	3,455,498

		16,787,753

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 3.9%
Countrywide Financial Corp.	136,925	$4,906,023
Freddie Mac	142,845	8,265,012
IndyMac Bancorp, Inc.	182,633	7,716,244
MGIC Investment Corp.	113,766	6,474,423

		27,361,702

HEALTH CARE 8.5%
Biotechnology 0.6%
Biogen Idec, Inc. *	97,815	4,119,968

Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	131,759	5,533,733

Health Care Providers & Services 1.7%
Caremark Rx, Inc.	48,590	2,565,552
CIGNA Corp.	38,385	3,502,631
McKesson Corp.	120,959	6,095,124

		12,163,307

Life Sciences Tools & Services 0.6%
Fisher Scientific International, Inc. *	53,026	3,929,757

Pharmaceuticals 4.8%
Johnson & Johnson	52,140	3,261,357
Merck & Co., Inc.	177,564	7,150,502
Pfizer, Inc.	714,887	18,579,913
Watson Pharmaceuticals, Inc. *	196,454	4,398,605

		33,390,377

INDUSTRIALS 7.8%
Aerospace & Defense 2.5%
General Dynamics Corp.	131,806	8,833,638
Northrop Grumman Corp.	133,858	8,860,061

		17,693,699

Commercial Services & Supplies 1.0%
Manpower, Inc.	120,794	7,184,827

Industrial Conglomerates 0.8%
General Electric Co.	167,051	5,460,897

Machinery 1.8%
Deere & Co.	93,220	6,764,976
Paccar, Inc.	69,775	5,634,331

		12,399,307

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 1.7%
CSX Corp.	66,852	$4,056,579
Ryder System, Inc.	96,114	4,844,146
YRC Worldwide, Inc * (p)	69,696	2,772,507

		11,673,232

INFORMATION TECHNOLOGY 4.9%
Communications Equipment 0.3%
Motorola, Inc.	88,843	2,022,067

Computers & Peripherals 2.4%
Hewlett-Packard Co.	335,587	10,708,581
International Business Machines Corp.	55,316	4,282,012
Lexmark International, Inc., Class A *	30,381	1,642,093

		16,632,686

IT Services 1.1%
Computer Sciences Corp. *	53,920	2,824,869
Fiserv, Inc. *	108,944	4,756,495

		7,581,364

Office Electronics 0.4%
Xerox Corp. *	178,758	2,518,700

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	70,312	1,363,350
Texas Instruments, Inc.	58,575	1,744,363

		3,107,713

Software 0.3%
Cadence Design Systems, Inc. *	127,487	2,064,014

MATERIALS 3.7%
Chemicals 1.4%
Ashland, Inc.	92,250	6,135,548
PPG Industries, Inc.	51,686	3,180,756

		9,316,304

Metals & Mining 2.3%
Alcoa, Inc.	138,320	4,142,684
NuCor Corp.	108,345	5,760,704
Phelps Dodge Corp.	71,180	6,216,861

		16,120,249

TELECOMMUNICATION SERVICES 5.0%
Diversified Telecommunication Services 4.9%
AT&T, Inc.	465,028	13,946,190
CenturyTel, Inc.	83,032	3,202,544
Qwest Communications International, Inc. * (p)	392,490	3,135,995
Verizon Communications, Inc.	408,142	13,803,363

		34,088,092

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.1%
Sprint Nextel Corp.	45,109	$893,158

UTILITIES 6.8%
Electric Utilities 2.9%
American Electric Power Co., Inc.	194,305	7,018,297
FirstEnergy Corp.	130,322	7,298,032
Pepco Holdings, Inc.	221,397	5,424,226

		19,740,555

Gas Utilities 0.4%
UGI Corp.	122,750	3,050,337

Independent Power Producers & Energy Traders 1.1%
TXU Corp.	119,085	7,648,830

Multi-Utilities 2.4%
CenterPoint Energy, Inc. (p)	387,399	5,322,862
PG&E Corp.	185,261	7,721,679
Xcel Energy, Inc.	170,252	3,413,008

		16,457,549

Total Common Stocks (cost $611,829,957)		688,496,371

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 2.9%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills, 4.94%, 10/05/2006 † ƒ	$1,000,000	991,171

	Shares	Value

MUTUAL FUND SHARES 2.7%
Evergreen Institutional Money Market Fund ø	6,044,459	6,044,459
Navigator Prime Portfolio (p)(p)	12,873,963	12,873,963

		18,918,422

Total Short-Term Investments (cost $19,909,593)		19,909,593

Total Investments (cost $631,739,550) 102.1%		708,405,964
Other Assets and Liabilities (2.1%)		(14,426,682)

Net Assets 100.0%		$693,979,282

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2006

*	Non-income producing security
(p)	All or a portion of this security is on loan.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of July 31, 2006:

Financials	34.1%
Energy	14.4%
Health Care	8.6%
Industrials	7.9%
Consumer Discretionary	7.4%
Consumer Staples	7.0%
Utilities	6.8%
Telecommunication Services	5.1%
Information Technology	5.0%
Materials	3.7%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006

Assets
Investments in securities, at value (cost $625,695,091) including $12,536,945 of securities
loaned	$702,361,505
Investments in affiliated money market fund, at value (cost $6,044,459)	6,044,459

Total investments	708,405,964
Receivable for securities sold	18,262,777
Receivable for Fund shares sold	53,094
Dividends receivable	809,386
Receivable for securities lending income	557
Prepaid expenses and other assets	38,362

Total assets	727,570,140

Liabilities
Payable for securities purchased	19,553,604
Payable for Fund shares redeemed	990,069
Payable for securities on loan	12,873,963
Payable for daily variation margin on open futures contracts	15,660
Advisory fee payable	10,431
Distribution Plan expenses payable	275
Due to other related parties	16,066
Accrued expenses and other liabilities	130,790

Total liabilities	33,590,858

Net assets	$693,979,282

Net assets represented by
Paid-in capital	$613,908,311
Undistributed net investment income	587,286
Accumulated net realized gains on investments	2,674,668
Net unrealized gains on investments	76,809,017

Total net assets	$693,979,282

Net assets consists of
Class A	$13,427,566
Class B	5,069,642
Class C	1,617,408
Class I	673,864,666

Total net assets	$693,979,282

Shares outstanding (unlimited number of shares authorized)
Class A	807,938
Class B	306,352
Class C	97,858
Class I	40,617,675

Net asset value per share
Class A	$16.62
Class A — Offering price (based on sales charge of 5.75%)	$17.63
Class B	$16.55
Class C	$16.53
Class I	$16.59

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended July 31, 2006

Investment income
Dividends	$5,261,473
Income from affiliate	255,691
Interest	22,555
Securities lending	1,314

Total investment income	5,541,033

Expenses
Advisory fee	1,521,024
Distribution Plan expenses
Class A	10,219
Class B	18,264
Class C	5,946
Administrative services fee	236,554
Transfer agent fees	81,357
Trustees’ fees and expenses	7,329
Printing and postage expenses	23,923
Custodian and accounting fees	66,212
Registration and filing fees	157,961
Professional fees	29,739
Interest expense	276
Other	15,354

Total expenses	2,174,158
Less: Expense reductions	(5,073)
Fee waivers	(50,233)
Net expenses	2,118,852

Net investment income	3,422,181

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	9,484,350
Futures contracts	(220,192)

Net realized gains on investments	9,264,158
Net change in unrealized gains or losses on investments	22,697,065

Net realized and unrealized gains or losses on investments	31,961,223

Net increase in net assets resulting from operations	$35,383,404

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2006		2005 (a)

Operations
Net investment income		$3,422,181		$522,118
Net realized gains on investments		9,264,158		1,281,018
Net change in unrealized gains or losses
on investments		22,697,065		9,644,005

Net increase in net assets resulting from
operations		35,383,404		11,447,141

Distributions to shareholders from
Net investment income
Class A		(34,897)		(3,879)
Class B		(11,040)		(18)
Class C		(3,127)		(19)
Class I		(2,861,448)		(487,330)
Net realized gains
Class A		(58,368)		(2,114)
Class B		(35,875)		(660)
Class C		(11,724)		(128)
Class I		(4,210,711)		(20,547,776)

Total distributions to shareholders		(7,227,190)		(21,041,924)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	281,554	4,517,880	102,753	1,595,381
Class B	188,968	3,005,549	7,732	120,394
Class C	44,599	703,193	9,053	142,812
Class I	7,102,053	114,617,809	285,031	4,437,095

		122,844,431		6,295,682

Net asset value of shares issued in
reinvestment of distributions
Class A	5,839	91,327	178	2,646
Class B	2,470	38,294	36	538
Class C	789	12,212	1	17
Class I	334,233	5,229,928	994,538	14,619,391

		5,371,761		14,622,592

Automatic conversion of Class B shares to
Class A shares
Class A	3,076	49,242	0	0
Class B	(3,089)	(49,242)	0	0

		0		0

Payment for shares redeemed
Class A	(59,814)	(962,836)	(724)	(11,241)
Class B	(23,950)	(384,384)	(402)	(6,304)
Class C	(69,800)	(1,132,343)	0	0
Class I	(3,972,329)	(63,313,978)	(592,731)	(9,300,188)

		(65,793,541)		(9,317,733)

Net asset value of shares issued in
acquisition
Class A	475,018	7,578,121	0	0
Class B	134,291	2,134,806	0	0
Class C	113,158	1,796,904	0	0
Class I	27,206,987	432,770,621	0	0

		444,280,452		0

(a) For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended July 31,

	2006	2005 (a)

Capital share transactions
continued
Net increase in net assets resulting from
capital share transactions	$506,703,103	$11,600,541

Total increase in net assets	534,859,317	2,005,758
Net assets
Beginning of period	159,119,965	157,114,207

End of period	$693,979,282	$159,119,965

Undistributed net investment income	$587,286	$136,872

(a) For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective 2005.

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	April 30, 2005 (a) (b)

Operations
Net investment income		$1,708,094
Net realized gains on investments		105,583,784
Net change in unrealized gains or losses on investments		(67,647,248)

Net increase in net assets resulting from operations		39,644,630

Distributions to shareholders from
Net investment income
Class A		(2)
Class B		(2)
Class C		(2)
Class I		(1,858,250)
Net realized gains
Class I		(18,714,802)

Total distributions to shareholders		(20,573,058)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	58	1,000
Class B	296	5,023
Class C	58	1,000
Class I	1,023,730	17,068,331

		17,075,354

Net asset value of shares issued in reinvestment of distributions
Class I	1,162,287	19,924,862

Payment for shares redeemed
Class I	(12,379,161)	(212,886,424)

Net decrease in net assets resulting from capital share transactions		(175,886,208)

Total decrease in net assets		(156,814,636)
Net assets
Beginning of period		313,928,843

End of period		$157,114,207

Undistributed net investment income		$106,000

(a) Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Value Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The information for the period prior to March 21, 2005 is that of SouthTrust Fund.

(b) For Classes A, B and C, for the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Disciplined Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Effective at the close of business on March 18, 2005, the net assets of SouthTrust Value Fund (“SouthTrust Fund”), a series of SouthTrust Funds, were acquired by the Fund in an exchange for shares of the Fund. Shares of SouthTrust Fund received Class I shares of the Fund. As SouthTrust Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of SouthTrust Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the

22

NOTES TO FINANCIAL STATEMENTS continued

benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

23

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to wash sale loss deferrals acquired in a fund merger. During the year ended July 31, 2006, the following amounts were reclassified:

Paid-in capital	$3,304,629
Undistributed net investment income	(61,255)
Accumulated net realized gains on investments	(3,243,374)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase. Prior to April 3, 2006, the Fund paid the investment advisor an annual fee starting at 0.66% and declining to 0.45% as average daily net assets increased.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2006, EIMC waived its advisory fee in the amount of $50,233.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

24

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 3, 2006, Class A shares paid distribution fees at an annual rate of 0.30% of its average daily net assets.

For the year ended July 31, 2006, EIS received $2,946 from the sale of Class A shares.

5. ACQUISITION

Effective at the close of business on June 23, 2006 , the Fund acquired the net assets of Evergreen Strategic Value Fund (“Strategic Value Fund”) in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C, Class I and Class IS shareholders of Strategic Value Fund at an exchange ratio of 1.30, 1.30, 1.30, 1.31 and 1.30 for Class A, Class B, Class C, Class I and Class A shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $34,714,807. The aggregate net assets of the Fund and Strategic Value Fund immediately prior to the acquisition were $226,684,974 and $444,280,452, respectively. The aggregate net assets of the Fund immediately after the acquisition were $670,965,426.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities were (excluding short-term securities) $199,629,877 and $141,636,974, respectively, for the year ended July 31, 2006.

At July 31, 2006, the Fund had open long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	July 31, 2006	Gain

September 2006	21 S&P 500 Index	$6,586,847	$6,729,450	$142,603

During the year ended July 31, 2006, the Fund loaned securities to certain brokers. At July 31, 2006, the value of securities on loan and the value of collateral amounted to $12,536,945 and $12,873,963, respectively.

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $634,625,284. The gross unrealized appreciation and depreciation on securities based on tax cost was $90,915,942 and $17,135,262, respectively, with a net unrealized appreciation of $73,780,680.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

25

NOTES TO FINANCIAL STATEMENTS continued

to borrow from, or lend money to, other participating funds. During the year ended July 31, 2006, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$587,286	$5,703,005	$73,780,680

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and futures contracts. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended July 31,
			Year Ended
	2006	2005 (a)	April 30, 2005

Ordinary Income	$4,082,953	$491,246	1,858,256

Long-term Capital Gain	3,144,237	20,550,678	18,714,802

(a) For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

26

NOTES TO FINANCIAL STATEMENTS continued

During the year ended July 31, 2006, the Fund had average borrowings outstanding of $5,820 at a rate of 4.75% and paid interest of $276.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations

27

NOTES TO FINANCIAL STATEMENTS continued

that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

14. SUBSEQUENT DISTRIBUTION

On September 14, 2006 , the Fund declared distributions from net investment income to shareholders of record on September 13, 2006 . The per share amounts payable on September 15, 2006 were as follows:

Net
Investment
Income

Class A	$0.0953
Class B	0.0639
Class C	0.0632
Class I	0.1063

These distributions are not reflected in the accompanying financial statements.

15. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. FIN 48 will become effective for fiscal years beginning

28

NOTES TO FINANCIAL STATEMENTS continued

after December 15, 2006 but will also apply to tax positions reflected in the Fund’s financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund’s financial statements.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Disciplined Value Fund, a series of Evergreen Equity Trust, as of July 31, 2006, and the related statements of operations and changes in net assets for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Disciplined Value Fund as of July 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2006

30

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $3,144,237 for the fiscal year ended July 31, 2006.

For corporate shareholders, 99.67% of ordinary income dividends paid during the fiscal year ended July 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2006, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided in early 2007.

31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $250 billion in assets as of June 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

575708 9/2006

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

575708 9/2006

Evergreen Equity Income Fund

Evergreen

EQUITY INCOME FUND

Annual Report
as of July 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Equity Income Fund, covering the twelve-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation’s central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless still were rising at what we believed to be more sustainable paces.

In the equity markets, domestic stocks tended to produce moderate performance for the twelve months, but returns of the market indexes masked considerable short-term volatility. Large-cap names finally started to show a performance edge over small- and mid-cap stocks, while value stocks, including cyclical corporations, continued to outperform growth. Stock performance was uneven from sector to sector, and results were heavily influenced by relatively narrow groups of stocks. International stocks generated higher returns, albeit with greater volatility.

1

LETTER TO SHAREHOLDERS continued

In this environment, the management teams of Evergreen’s actively managed equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. For example, the managers of the Evergreen Equity Income Fund focused on companies with the ability to maintain and increase their dividend flows to shareholders. The Evergreen Fundamental Large Cap Fund emphasized large-cap companies with histories of stable earnings growth. The management team of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and either minimal or no debt. Portfolio managers of Evergreen Small Cap Value Fund emphasized investments in smaller companies with superior returns on equity, strong balance sheets and consistent earnings. The Evergreen Special Values Fund favored small, high-quality companies with strong balance sheets. Managers of the Evergreen Disciplined Value Fund employed a combination of quantitative tools and traditional fundamental equity analysis to assess prospects of large-company stocks, while the team supervising the Evergreen Disciplined Small-Mid Value Fund used a similar strategy in investing in smaller companies. The team managing the Evergreen Equity Index Fund used a highly disciplined process to control trading and operational costs while reflecting the Standard and Poor’s 500 Index.

We continue to encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or “wrap” programs or purchases by a “fund of funds” into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Also, effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Sujatha R. Avutu, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 8/31/1978

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/3/1995	1/3/1995	1/3/1995	8/31/1978	10/10/2003

Nasdaq symbol	ETRAX	ETRBX	ETRCX	EVTRX	ETRRX

Average annual return*

1-year with sales charge	0.27%	0.66%	4.64%	N/A	N/A

1-year w/o sales charge	6.40%	5.66%	5.64%	6.72%	6.19%

5-year	4.22%	4.36%	4.69%	5.75%	5.43%

10-year	7.80%	7.65%	7.64%	8.73%	8.56%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class R prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Equity Income Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 6.40% for the twelve-month period ended July 31, 2006, excluding any applicable sales charges. During the same period, the Russell 1000 Value returned 11.60% .

The fund seeks current income and capital growth in the value of its shares.

The fund trailed the benchmark for the period, as the fund’s defensive positioning proved to be an out-of-favor strategy during a time when higher-risk strategies tended to be rewarded. The fund has increasingly focused on historically stable, large-cap companies that have generated excess strong cash flows. As market volatility has increased, we have placed greater emphasis on companies that we believe have the ability to sustain and increase their dividend flows to shareholders, as we believe dividends should become an increasingly important component of total return. This emphasis led us to significantly underweight industrials, materials, consumer discretionary and information technology stocks — those sectors that have tended to be most influenced by cyclical trends in either consumer or corporate spending. We have overweighted the more defensive areas of the market, such as consumer cyclicals, consumer staples, utilities and health care. These are the sectors where we believe the earnings and dividend-growth prospects are more favorable.

Several fund holdings helped results. PNC Financial, a Pittsburgh-based bank holding company, exceeded analyst expectations as it was able to reposition its balance sheets for a rising interest-rate environment. Walt Disney Co., a media and entertainment corporation, delivered improved earnings results. Retailer Saks, Inc., whose divisions include Saks Fifth Avenue, showed better results after a new management team refocused the company. Diageo plc, an international diversified spirits, wine and beer company, benefited from changing demographics and the increased popularity of spirits and wines.

The principal factors that led to under-performance were our overweighting of technology companies early in the period and our de-emphasis of the energy sector. In particular, our underweighting of energy refining and marketing companies held back relative results during a time when rapidly rising oil and natural gas prices drove their stock prices higher. In technology, our positions in highly undervalued corporations such as computer corporation Dell and printer company Lexmark continued to lag technology stocks in general as well as the overall market. Also disappointing were our investments in Oracle, the enterprise software company, and Altera, a semiconductor producer. We have sold our positions in Dell, Lexmark and Oracle as we have become more defensive. Within the consumer discretionary sector, our decision to invest in Outback Steakhouse and not hold McDonald’s did not help results. Consumer discretionary holdings that produced disappointing results included retailers Wal-Mart and Target, both of whose customers were hurt by rising energy prices. Other investments that detracted from performance included insurance giant American International Group and Dow Chemical.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,027.09	$ 6.13
Class B	$ 1,000.00	$ 1,023.09	$ 9.58
Class C	$ 1,000.00	$ 1,023.17	$ 9.58
Class I	$ 1,000.00	$ 1,028.67	$ 4.63
Class R	$ 1,000.00	$ 1,025.77	$ 7.13
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.74	$ 6.11
Class B	$ 1,000.00	$ 1,015.32	$ 9.54
Class C	$ 1,000.00	$ 1,015.32	$ 9.54
Class I	$ 1,000.00	$ 1,020.23	$ 4.61
Class R	$ 1,000.00	$ 1,017.75	$ 7.10

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.22% for Class A, 1.91% for Class B, 1.91% for Class C, 0.92% for Class I and 1.42% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 24.08	$ 21.43	$19.57	$ 17.81	$ 22.14

Income from investment operations
Net investment income (loss)	0.44	0.35	0.36	0.46	0.51
Net realized and unrealized gains or losses on investments	1.01	3.40	1.89	1.70	(4.22)

Total from investment operations	1.45	3.75	2.25	2.16	(3.71)

Distributions to shareholders from
Net investment income	(0.30)	(0.33)	(0.39)	(0.40)	(0.56)
Net realized gains	(1.07)	(0.77)	0	0	(0.06)

Total distributions to shareholders	(1.37)	(1.10)	(0.39)	(0.40)	(0.62)

Net asset value, end of period	$ 24.16	$ 24.08	$21.43	$ 19.57	$ 17.81

Total return[1]	6.40%	17.85%	11.48%	12.39%	(16.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$420,757	$494,637	$485,701	$378,882	$62,543
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.21%	1.19%	1.34%	1.40%	1.33%
Expenses excluding waivers/reimbursements and expense reductions	1.21%	1.23%	1.36%	1.41%	1.33%
Net investment income (loss)	1.80%	1.56%	1.62%	2.03%	2.55%
Portfolio turnover rate	96%	114%	137%	112%	106%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 23.88	$ 21.26	$19.40	$ 17.66	$ 21.95

Income from investment operations
Net investment income (loss)	0.25[1]	0.20[1]	0.20[1]	0.31	0.36
Net realized and unrealized gains or losses on investments	1.02	3.35	1.88	1.70	(4.18)

Total from investment operations	1.27	3.55	2.08	2.01	(3.82)

Distributions to shareholders from
Net investment income	(0.12)	(0.16)	(0.22)	(0.27)	(0.41)
Net realized gains	(1.07)	(0.77)	0	0	(0.06)

Total distributions to shareholders	(1.19)	(0.93)	(0.22)	(0.27)	(0.47)

Net asset value, end of period	$ 23.96	$ 23.88	$21.26	$ 19.40	$ 17.66

Total return[2]	5.66%	16.97%	10.71%	11.57%	(17.60%)

Ratios and supplemental data
Net assets, end of period (thousands)	$60,111	$85,366	$121,797	$158,010	$114,726
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.91%	1.89%	2.05%	2.11%	2.08%
Expenses excluding waivers/reimbursements and expense reductions	1.91%	1.93%	2.07%	2.11%	2.08%
Net investment income (loss)	1.05%	0.89%	0.92%	1.60%	1.84%
Portfolio turnover rate	96%	114%	137%	112%	106%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 23.85	$ 21.23	$19.39	$ 17.65	$ 21.95

Income from investment operations
Net investment income (loss)	0.25[1]	0.20[1]	0.20[1]	0.30	0.37
Net realized and unrealized gains or losses on investments	1.02	3.35	1.87	1.71	(4.20)

Total from investment operations	1.27	3.55	2.07	2.01	(3.83)

Distributions to shareholders from
Net investment income	(0.13)	(0.16)	(0.23)	(0.27)	(0.41)
Net realized gains	(1.07)	(0.77)	0	0	(0.06)

Total distributions to shareholders	(1.20)	(0.93)	(0.23)	(0.27)	(0.47)

Net asset value, end of period	$ 23.92	$ 23.85	$21.23	$ 19.39	$ 17.65

Total return[2]	5.64%	17.02%	10.70%	11.58%	(17.65%)

Ratios and supplemental data
Net assets, end of period (thousands)	$28,739	$37,607	$42,447	$25,780	$17,681
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.91%	1.89%	2.04%	2.11%	2.08%
Expenses excluding waivers/reimbursements and expense reductions	1.91%	1.93%	2.06%	2.11%	2.08%
Net investment income (loss)	1.08%	0.87%	0.92%	1.62%	1.75%
Portfolio turnover rate	96%	114%	137%	112%	106%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$24.08	$21.43	$19.57	$17.81	$22.15

Income from investment operations
Net investment income (loss)	0.51	0.43	0.42	0.47	0.58
Net realized and unrealized gains or losses on investments	1.01	3.39	1.89	1.73	(4.24)

Total from investment operations	1.52	3.82	2.31	2.20	(3.66)

Distributions to shareholders from
Net investment income	(0.37)	(0.40)	(0.45)	(0.44)	(0.62)
Net realized gains	(1.07)	(0.77)	0	0	(0.06)

Total distributions to shareholders	(1.44)	(1.17)	(0.45)	(0.44)	(0.68)

Net asset value, end of period	$24.16	$24.08	$21.43	$19.57	$17.81

Total return	6.72%	18.19%	11.81%	12.69%	(16.80%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 616	$ 640	$ 631	$ 575	$ 534
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%	0.89%	1.05%	1.11%	1.08%
Expenses excluding waivers/reimbursements and expense reductions	0.92%	0.93%	1.07%	1.11%	1.08%
Net investment income (loss)	2.12%	1.87%	1.92%	2.65%	2.84%
Portfolio turnover rate	96%	114%	137%	112%	106%

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS R	2006	2005	2004[1]

Net asset value, beginning of period	$24.10	$21.42	$20.33

Income from investment operations
Net investment income (loss)	0.34	0.24	0.25
Net realized and unrealized gains or losses on investments	1.06	3.44	1.08

Total from investment operations	1.40	3.68	1.33

Distributions to shareholders from
Net investment income	(0.24)	(0.23)	(0.24)
Net realized gains	(1.07)	(0.77)	0

Total distributions to shareholders	(1.31)	(1.00)	(0.24)

Net asset value, end of period	$24.19	$24.10	$21.42

Total return	6.19%	17.46%	6.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 85	$88	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.42%	1.47%	1.47%[2]
Expenses excluding waivers/reimbursements and expense reductions	1.42%	1.51%	1.49%[2]
Net investment income (loss)	1.45%	0.88%	1.41%[2]
Portfolio turnover rate	96%	114%	137%

1 For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

2 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

July 31, 2006

	Shares	Value

COMMON STOCKS 90.1%
CONSUMER DISCRETIONARY 5.9%
Hotels, Restaurants & Leisure 0.5%
OSI Restaurant Partners, Inc. (p)	178,492	$5,156,634

Media 2.6%
News Corp., Class B (p)	462,812	9,311,777
Omnicom Group, Inc.	94,833	8,393,669
Walt Disney Co.	381,406	11,323,944

		29,029,390

Multi-line Retail 1.3%
J.C. Penney Co., Inc.	72,301	4,552,071
Target Corp.	232,392	10,671,441

		15,223,512

Specialty Retail 1.5%
Zale Corp. * (p)	644,287	16,500,190

CONSUMER STAPLES 10.9%
Beverages 1.9%
Coca-Cola Co.	293,796	13,073,922
Diageo plc *	503,000	8,842,151

		21,916,073

Food & Staples Retailing 1.4%
BJ’s Wholesale Club, Inc. *	138,559	3,946,160
Wal-Mart Stores, Inc.	256,509	11,414,651

		15,360,811

Food Products 2.6%
General Mills, Inc.	247,798	12,860,716
Nestle SA, ADR *	51,000	16,709,933

		29,570,649

Household Products 3.3%
Clorox Co.	132,805	7,960,332
Colgate-Palmolive Co.	168,820	10,014,402
Kimberly-Clark Corp.	72,589	4,431,559
Procter & Gamble Co.	271,121	15,237,000

		37,643,293

Tobacco 1.7%
Altria Group, Inc.	232,683	18,607,659

ENERGY 9.3%
Energy Equipment & Services 0.7%
Schlumberger, Ltd.	114,703	7,667,896

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 8.6%
BP plc, ADR	166,126	$12,047,457
ConocoPhillips	439,226	30,148,473
Exxon Mobil Corp.	561,829	38,058,296
Hess Corp.	97,299	5,147,117
Occidental Petroleum Corp.	104,265	11,234,554

		96,635,897

FINANCIALS 31.1%
Capital Markets 4.4%
A.G. Edwards, Inc.	157,370	8,491,685
Ameriprise Financial, Inc.	154,754	6,902,029
Franklin Resources, Inc.	118,614	10,847,250
Goldman Sachs Group, Inc.	15,305	2,337,839
Legg Mason, Inc.	34,500	2,879,715
Merrill Lynch & Co., Inc.	32,459	2,363,664
Nomura Holdings, Inc. (p) *	325,603	5,778,087
Waddell & Reed Financial, Inc., Class A	451,775	9,835,142

		49,435,411

Commercial Banks 4.4%
PNC Financial Services Group, Inc.	329,224	23,322,228
SunTrust Banks, Inc.	111,283	8,776,890
Wells Fargo & Co.	240,752	17,416,000

		49,515,118

Diversified Financial Services 10.2%
Bank of America Corp.	633,785	32,658,941
Citigroup, Inc.	675,435	32,630,265
JPMorgan Chase & Co.	707,010	32,253,796
Moody’s Corp.	311,316	17,085,022

		114,628,024

Insurance 9.2%
Allstate Corp.	124,432	7,070,226
American International Group, Inc.	414,602	25,153,903
Assured Guaranty, Ltd.	340,719	8,688,335
Everest Re Group, Ltd.	89,059	8,425,872
Genworth Financial, Inc., Class A	212,273	7,280,964
Marsh & McLennan Cos.	638,463	17,257,655
St. Paul Travelers Companies, Inc.	508,823	23,304,093
Stewart Information Services Corp.	200,181	6,882,223

		104,063,271

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.9%
Countrywide Financial Corp.	103,161	$3,696,258
Freddie Mac	232,531	13,454,244
Golden West Financial Corp.	105,305	7,756,766
New York Community Bancorp, Inc. (p)	476,893	7,787,663

		32,694,931

HEALTH CARE 9.7%
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	171,462	7,201,404
Medtronic, Inc.	220,039	11,116,370

		18,317,774

Health Care Providers & Services 1.1%
Caremark Rx, Inc.	115,483	6,097,502
WellPoint, Inc. *	77,495	5,773,378

		11,870,880

Pharmaceuticals 7.0%
Bristol-Myers Co.	373,026	8,941,433
GlaxoSmithKline plc	150,000	8,299,500
Johnson & Johnson	157,214	9,833,736
Merck & Co., Inc.	254,258	10,238,969
Novartis AG, ADR	165,000	9,276,300
Pfizer, Inc.	844,330	21,944,137
Wyeth	223,576	10,836,729

		79,370,804

INDUSTRIALS 4.4%
Aerospace & Defense 1.6%
Honeywell International, Inc.	99,580	3,853,746
Lockheed Martin Corp.	115,950	9,238,896
United Technologies Corp.	88,962	5,532,547

		18,625,189

Industrial Conglomerates 2.4%
General Electric Co.	538,169	17,592,745
Tyco International, Ltd.	354,473	9,248,200

		26,840,945

Road & Rail 0.4%
Laidlaw International, Inc.	175,204	4,642,906

INFORMATION TECHNOLOGY 4.3%
Communications Equipment 0.5%
Motorola, Inc.	258,317	5,879,295

Computers & Peripherals 0.3%
Hewlett-Packard Co.	105,740	3,374,163

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.3%
Affiliated Computer Services, Inc., Class A *	285,379	$14,534,352

Semiconductors & Semiconductor Equipment 1.0%
Altera Corp. *	314,984	5,452,373
Intel Corp.	313,400	5,641,200

		11,093,573

Software 1.2%
Microsoft Corp.	553,453	13,299,476

MATERIALS 1.7%
Chemicals 0.5%
Dow Chemical Co.	164,093	5,674,336

Metals & Mining 0.3%
Alcoa, Inc.	105,875	3,170,956

Paper & Forest Products 0.9%
Weyerhaeuser Co.	173,819	10,196,223

TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	135,056	4,050,329
BellSouth Corp.	424,056	16,610,274
Chunghwa Telecom Co., Ltd.	308,867	5,735,660
Verizon Communications, Inc.	208,652	7,056,611
Windstream Corp.	73,595	922,144

		34,375,018

Wireless Telecommunication Services 2.8%
Alltel Corp.	71,180	3,927,001
Sprint Nextel Corp.	1,079,228	21,368,714
Vodafone Group plc, ADR	296,644	6,431,234

		31,726,949

UTILITIES 6.9%
Electric Utilities 4.7%
DPL, Inc. (p)	360,325	10,002,622
El Paso Electric Co. *	261,700	5,736,464
Entergy Corp.	107,360	8,277,456
Exelon Corp.	186,500	10,798,350
FPL Group, Inc. (p)	220,787	9,524,751
ScottishPower plc	800,497	9,047,225

		53,386,868

Independent Power Producers & Energy Traders 1.7%
Mirant Corp. *	356,235	9,465,164
TXU Corp.	143,929	9,244,560

		18,709,724

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 0.5%
Energy East Corp.	233,729	$5,686,627

Total Common Stocks (cost $899,759,389)		1,014,424,817

EXCHANGE TRADED FUNDS 5.9%
Energy Select Sector SPDR Fund (p)	380,000	22,287,000
iShares Russell 1000 Value Index Fund	594,000	44,365,860

Total Exchange Traded Funds (cost $64,808,138)		66,652,860

SHORT-TERM INVESTMENTS 8.0%
MUTUAL FUND SHARES 8.0%
Evergreen Institutional U.S. Government Money Market Fund ø	30,618,309	30,618,309
Navigator Prime Portfolio (p)(p)	58,775,568	58,775,568

Total Short-Term Investments (cost $89,393,877)		89,393,877

Total Investments (cost $1,053,961,404) 104.0%		1,170,471,554
Other Assets and Liabilities (4.0%)		(44,858,103)

Net Assets 100.0%		$1,125,613,451

(p) All or a portion of this security is on loan.

* Non-income producing security

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

(p)(p) Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
SPDR	Standard & Poor’s Depository Receipts

The following table shows the percent of total long-term investments by sector as of July 31, 2006:

Financials	32.4%
Consumer Staples	11.4%
Health Care	10.1%
Energy	9.6%
Utilities	7.2%
Telecommunication Services	6.1%
Consumer Discretionary	6.1%
Industrials	4.6%
Information Technology	4.5%
Materials	1.8%
Other	6.2%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006

Assets
Investments in securities, at value (cost $1,023,343,095)
including $57,690,462 of securities loaned	$1,139,853,245
Investments in affiliated money market fund, at value (cost $30,618,309)	30,618,309

Total investments	1,170,471,554
Foreign currency, at value (cost $111,322)	112,531
Receivable for securities sold	15,582,043
Receivable for Fund shares sold	38,700
Dividends receivable	3,304,155
Receivable for securities lending income	2,591
Prepaid expenses and other assets	48,514

Total assets	1,189,560,088

Liabilities
Payable for securities purchased	3,386,768
Payable for Fund shares redeemed	1,413,112
Payable for securities on loan	58,775,568
Advisory fee payable	18,552
Distribution Plan expenses payable	5,915
Due to other related parties	7,713
Accrued expenses and other liabilities	339,009

Total liabilities	63,946,637

Net assets	$1,125,613,451

Net assets represented by
Paid-in capital	$894,388,312
Undistributed net investment income	7,680,365
Accumulated net realized gains on investments	107,033,127
Net unrealized gains on investments	116,511,647

Total net assets	$1,125,613,451

Net assets consists of
Class A	$420,756,851
Class B	60,110,632
Class C	28,738,544
Class I	615,922,747
Class R	84,677

Total net assets	$1,125,613,451

Shares outstanding (unlimited number of shares authorized)
Class A	17,418,499
Class B	2,508,709
Class C	1,201,508
Class I	25,497,550
Class R	3,500

Net asset value per share
Class A	$24.16
Class A — Offering price (based on sales charge of 5.75%)	$25.63
Class B	$23.96
Class C	$23.92
Class I	$24.16
Class R	$24.19

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended July 31, 2006

Investment income
Dividends (net of foreign withholding taxes of $183,799)	$34,914,658
Income from affiliate	708,614
Securities lending	175,813
Interest	1,383

Total investment income	35,800,468

Expenses
Advisory fee	7,056,744
Distribution Plan expenses
Class A	1,382,810
Class B	707,244
Class C	328,629
Class R	330
Administrative services fee	1,179,443
Transfer agent fees	1,918,127
Trustees’ fees and expenses	16,795
Printing and postage expenses	169,302
Custodian and accounting fees	328,959
Registration and filing fees	164,562
Professional fees	42,803
Interest expense	653
Other	33,106

Total expenses	13,329,507
Less: Expense reductions	(21,999)
Fee waivers	(52,941)

Net expenses	13,254,567

Net investment income	22,545,901

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	115,383,891
Foreign currency related transactions	(49,568)

Net realized gains on investments	115,334,323
Net change in unrealized gains or losses on investments	(64,301,372)

Net realized and unrealized gains or losses on investments	51,032,951

Net increase in net assets resulting from operations	$73,578,852

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2006		2005

Operations
Net investment income		$22,545,901		$21,340,668
Net realized gains on investments		115,334,323		74,589,278
Net change in unrealized gains or losses
on investments		(64,301,372)		120,235,402

Net increase in net assets resulting
from operations		73,578,852		216,165,348

Distributions to shareholders from
Net investment income
Class A		(5,705,126)		(7,598,185)
Class B		(349,310)		(725,344)
Class C		(171,218)		(288,091)
Class I		(9,682,848)		(11,224,554)
Class R		(617)		(11)
Net realized gains
Class A		(21,182,750)		(17,360,749)
Class B		(3,375,098)		(3,780,080)
Class C		(1,527,025)		(1,356,367)
Class I		(27,912,040)		(22,017,460)
Class R		(3,356)		(38)

Total distributions to shareholders		(69,909,388)		(64,350,879)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	611,069	14,438,308	2,533,360	57,505,854
Class B	145,490	3,405,176	433,525	9,751,708
Class C	79,038	1,846,580	175,393	3,961,180
Class I	179,804	4,261,779	548,591	12,428,145
Class R	2,398	56,656	3,645	85,931

		24,008,499		83,732,818

Net asset value of shares issued in
reinvestment of distributions
Class A	1,096,150	25,083,370	1,028,304	23,376,557
Class B	148,682	3,356,494	183,465	4,121,220
Class C	58,972	1,329,861	58,905	1,322,657
Class I	1,501,140	34,406,680	1,336,900	30,396,205

		64,176,405		59,216,639

Automatic conversion of Class B shares
to Class A shares
Class A	456,028	10,812,411	1,189,238	27,142,528
Class B	(459,938)	(10,812,411)	(1,199,234)	(27,142,528)

		0		0

Payment for shares redeemed
Class A	(5,288,633)	(125,282,038)	(6,871,276)	(158,445,221)
Class B	(899,725)	(21,112,594)	(1,573,638)	(35,523,204)
Class C	(513,444)	(12,013,962)	(656,686)	(14,688,110)
Class I	(2,755,834)	(65,296,082)	(4,774,216)	(109,886,110)
Class R	(2,559)	(60,096)	(33)	(799)

		(223,764,772)		(318,543,444)

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended July 31,

	2006	2005

Capital share transactions
continued
Net decrease in net assets resulting
from capital share transactions	$(135,579,868)	$(175,593,987)

Total decrease in net assets	(131,910,404)	(23,779,518)
Net assets
Beginning of period	1,257,523,855	1,281,303,373

End of period	$1,125,613,451	$1,257,523,855

Undistributed net investment income	$7,680,365	$540,576

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Equity Income Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers

21

NOTES TO FINANCIAL STATEMENTS continued

which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

22

NOTES TO FINANCIAL STATEMENTS continued

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from real estate investment trusts and net gains realized from an in-kind redemption.

During the year ended July 31, 2006, the following amounts were reclassified:

Paid-in capital	$ 3,411,928
Undistributed net investment income	503,007
Accumulated net realized gains on investments	(3,914,935)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2006, EIMC waived its advisory fee in the amount of $52,941.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary

23

NOTES TO FINANCIAL STATEMENTS continued

based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2006, the Fund paid brokerage commissions of $342,375 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2006, EIS received $11,185 from the sale of Class A shares and $166,644 and $1,408 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,125,848,392 and $1,292,860,480, respectively, for the year ended July 31, 2006.

During the year ended July 31, 2006, the Fund loaned securities to certain brokers. At July 31, 2006, the value of securities on loan and the value of collateral amounted to $57,690,462 and $58,775,568, respectively.

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,054,703,971. The gross unrealized appreciation and depreciation on securities based on tax cost was $130,475,234 and $14,707,651, respectively, with a net unrealized appreciation of $115,767,583.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2006, the Fund incurred and will elect to defer post-October currency losses of $36,879.

6. REDEMPTION IN-KIND TRANSACTION

Effective at the close of business on May 26, 2006, the Fund satisfied a redemption request by means of an in-kind transaction. In the transaction, a shareholder redeemed 1,034,093 shares of the Fund and received securities valued at $23,980,080 and $796,796 in cash. The redemption was effected at the shareholder’s proportionate share of the Fund’s net assets. The value and number of Class A shares redeemed are reflected under the capital share transactions as payment of shares redeemed on the Statement of Changes in Net Assets for the year ended July 31, 2006. The net realized gains on the redemption in-kind amounted to $3,319,693 which is not realized for tax purposes by the Fund.

24

NOTES TO FINANCIAL STATEMENTS continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2006, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized	Post October
Ordinary Income	Capital Gain	Appreciation	Losses

$25,450,513	$ 90,042,425	$115,769,080	$ 36,879

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended July 31,

	2006	2005

Ordinary Income	$ 27,407,122	$ 19,836,185
Long-term Capital Gain	42,502,266	44,514,694

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is

25

NOTES TO FINANCIAL STATEMENTS continued

for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

During the year ended July 31, 2006, the Fund had average borrowings outstanding of $12,798 at an average rate of 5.10% and paid interest of $653.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

26

NOTES TO FINANCIAL STATEMENTS continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

14. SUBSEQUENT DISTRIBUTIONS

On September 14, 2006, the Fund declared distributions from net investment income to shareholders of record on September 13, 2006. The per share amounts payable on September 15, 2006 are as follows:

Net
Investment
Income

Class A	$ 0.1500
Class B	$ 0.1070
Class C	$ 0.1055
Class I	$ 0.1689
Class R	$ 0.1395

These distributions are not reflected in the accompanying financial statements.

27

NOTES TO FINANCIAL STATEMENTS continued

15. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund’s financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund’s financial statements.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Equity Income Fund, a series of Evergreen Equity Trust, as of July 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Equity Income Fund as of July 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2006

29

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $42,502,266 for the fiscal year ended July 31, 2006.

For corporate shareholders, 73.89% of ordinary income dividends paid during the fiscal year ended July 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2006, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided in early 2007.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567505 rv3 9/2006

Evergreen Small Cap Value Fund

Evergreen

SMALL CAP VALUE FUND

Annual Report
as of July 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Small Cap Value Fund, covering the twelve-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation’s central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless still were rising at what we believed to be more sustainable paces.

In the equity markets, domestic stocks tended to produce moderate performance for the twelve months, but returns of the market indexes masked considerable short-term volatility. Large-cap names finally started to show a performance edge over small- and mid-cap stocks, while value stocks, including cyclical corporations, continued to outperform growth. Stock performance was uneven from sector to sector, and results were heavily influenced by relatively narrow groups of stocks. International stocks generated higher returns, albeit with greater volatility.

1

LETTER TO SHAREHOLDERS continued

In this environment, the management teams of Evergreen’s actively managed equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. For example, the managers of the Evergreen Equity Income Fund focused on companies with the ability to maintain and increase their dividend flows to shareholders. The Evergreen Fundamental Large Cap Fund emphasized large-cap companies with histories of stable earnings growth. The management team of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and either minimal or no debt. Portfolio managers of Evergreen Small Cap Value Fund emphasized investments in smaller companies with superior returns on equity, strong balance sheets and consistent earnings. The Evergreen Special Values Fund favored small, high-quality companies with strong balance sheets. Managers of the Evergreen Disciplined Value Fund employed a combination of quantitative tools and traditional fundamental equity analysis to assess prospects of large-company stocks, while the team supervising the Evergreen Disciplined Small-Mid Value Fund used a similar strategy in investing in smaller companies. The team managing the Evergreen Equity Index Fund used a highly disciplined process to control trading and operational costs while reflecting the Standard and Poor’s 500 Index.

We continue to encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or “wrap” programs or purchases by a “fund of funds” into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Also, effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• J.L. Kaplan Associates, LLC

Portfolio Managers:

• James L. Kaplan, Ph.D.

• Paul Weisman

• Regina Wiedenski

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/30/1997
	Class A	Class B	Class C	Class I
Class inception date	7/31/1998	4/25/2003	4/25/2003	12/30/1997

Nasdaq symbol	ESKAX	ESKBX	ESKCX	ESKIX

Average annual return*

1-year with sales charge	-1.86%	-1.54%	2.37%	N/A

1-year w/o sales charge	4.12%	3.35%	3.35%	4.39%

5-year	9.06%	9.74%	10.03%	10.72%

Since portfolio inception	10.05%	10.99%	11.00%	11.40%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Class A prior to 4/25/2003 is based on the performance of the Investor shares of the fund’s predecessor fund, Undiscovered Managers Small Cap Value Fund, and prior to its inception, on the Institutional shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I.

Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund’s predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A, 0.35% for Investor shares, and 1.00% for Classes B and C. Class I and Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class A would have been different.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Small Cap Value Fund Class A shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.12% for the twelve-month period ended July 31, 2006, excluding any applicable sales charges. During the same period, the Russell 2000 Value returned 6.93% .

The fund seeks long-term growth of capital.

During the period the fund focused on companies with superior returns on equity, strong balance sheets, and records of consistent returns. However, these companies tended to underperform lower-quality, more volatile corporations.

The most significant factor helping the fund’s performance was its strong overweighting of energy companies, combined with a shift in emphasis from exploration and production companies toward oil field service corporations about mid-way through the period. Holding back results, however, were our underweighting of consumer staples stocks and stock selection within the industrials and materials sectors.

The most noteworthy positive individual contributor to results was Group One Automotive, the nation’s second largest chain of automobile dealerships. The stock appreciated substantially as the changes initiated by a new executive team started taking effect. The company cut costs, sold underperforming dealerships, and placed greater emphasis on luxury and import brands. Superior Energy Services, which provides services to oil drilling rigs, primarily in the Gulf of Mexico, was another very successful investment. The company benefited from the increasing deep-water drilling activity in the gulf. Also helping the fund’s results was Albemarle Corp., a diversified chemicals company, which benefited from its dominance in producing a catalyst used in refining heavy crude oil.

The most noteworthy detractors were two holdings in the consumer staples sector, both of which were hurt by their exposure to the European markets. Spectrum Brands, a diversified staples company, suffered from declining sales of a European battery brand, which was hurt by intense price competition and the rise of large retailing chains that sold low-cost batteries made in China. Chiquita Brands International, a major exporter of fresh fruit to the European markets was also a detractor. It was hurt when the European Union imposed a high tariff on bananas from Central America in an effort to protect bananas grown in Africa.

The fund is currently closed to new investors.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 970.62	$ 6.89
Class B	$ 1,000.00	$ 966.92	$ 10.53
Class C	$ 1,000.00	$ 967.34	$ 10.54
Class I	$ 1,000.00	$ 971.80	$ 5.67
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.80	$ 7.05
Class B	$ 1,000.00	$ 1,014.08	$ 10.79
Class C	$ 1,000.00	$ 1,014.08	$ 10.79
Class I	$ 1,000.00	$ 1,019.04	$ 5.81

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.41% for Class A, 2.16% for Class B, 2.16% for Class C and 1.16% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,				Year Ended August 31,

CLASS A	2006	2005	2004	2003[1,2]	2002[2]	2001[2]

Net asset value, beginning of period	$ 24.45	$ 20.94	$ 18.50	$ 16.72	$ 17.51	$14.89

Income from investment operations
Net investment income (loss)	(0.04)	(0.12)	(0.07)	(0.10)	(0.14)	(0.06)
Net realized and unrealized gains or losses on investments	0.99	5.04	3.02	1.91	(0.16)	3.46

Total from investment operations	0.95	4.92	2.95	1.81	(0.30)	3.40

Distributions to shareholders from
Net realized gains	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)	(0.78)

Net asset value, end of period	$ 24.12	$ 24.45	$ 20.94	$ 18.50	$ 16.72	$17.51

Total return[3]	4.12%	24.39%[4]	16.16%	10.86%	(1.76%)	23.94%

Ratios and supplemental data
Net assets, end of period (thousands)	$91,139	$100,763	$66,878	$35,905	$26,335	$8,922
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.43%	1.53%	1.60%	1.76%[5]	1.75%	1.75%
Expenses excluding waivers/reimbursements
and expense reductions	1.43%	1.53%	1.60%	1.81%[5]	1.86%	2.04%
Net investment income (loss)	(0.11%)	(0.59%)	(0.54%)	(0.70%)[5]	(0.80%)	(0.38%)
Portfolio turnover rate	42%	56%	43%	27%	31%	52%

[1] For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.
[2] Effective at the close of business on April 25, 2003, the Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund
(“Undiscovered Managers Fund”). Undiscovered Managers Fund was the accounting and performance survivor in this transaction.
The financial highlights for the periods prior to April 28, 2003 are those of Investor Class shares of Undiscovered Managers Fund.
[3] Excluding applicable sales charges
[4] Total return increased 0.16% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.
[5] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS B	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 24.48	$ 21.11	$18.76	$16.21

Income from investment operations
Net investment income (loss)	(0.24)	(0.22)	(0.12)	(0.06)[2]
Net realized and unrealized gains or losses on investments	1.01	5.00	2.98	2.61

Total from investment operations	0.77	4.78	2.86	2.55

Distributions to shareholders from
Net realized gains	(1.28)	(1.41)	(0.51)	0

Net asset value, end of period	$ 23.97	$ 24.48	$21.11	$18.76

Total return[3]	3.35%	23.49%[4]	15.45%	15.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,178	$11,086	$5,663	$ 163
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.18%	2.24%	2.25%	2.47%[5]
Expenses excluding waivers/reimbursements
and expense reductions	2.18%	2.24%	2.25%	2.47%[5]
Net investment income (loss)	(0.86%)	(1.29%)	(1.20%)	(1.40%)[5]
Portfolio turnover rate	42%	56%	43%	27%

[1] For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excluding applicable sales charges
[4] Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.
[5] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS C	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 24.50	$ 21.12	$18.77	$16.21

Income from investment operations
Net investment income (loss)	(0.26)	(0.20)	(0.12)	(0.05)[2]
Net realized and unrealized gains or losses on investments	1.03	4.99	2.98	2.61

Total from investment operations	0.77	4.79	2.86	2.56

Distributions to shareholders from
Net realized gains	(1.28)	(1.41)	(0.51)	0

Net asset value, end of period	$ 23.99	$ 24.50	$21.12	$18.77

Total return[3]	3.35%	23.53%[4]	15.44%	15.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,188	$11,976	$5,510	$ 11
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.18%	2.24%	2.25%	2.39%[5]
Expenses excluding waivers/reimbursements
and expense reductions	2.18%	2.24%	2.25%	2.39%[5]
Net investment income (loss)	(0.86%)	(1.30%)	(1.20%)	(1.29%)[5]
Portfolio turnover rate	42%	56%	43%	27%

[1] For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excluding applicable sales charges
[4] Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.
[5] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,				Year Ended August 31,

CLASS I	2006	2005	2004	2003[1,2]	2002[2]	2001[2]

Net asset value, beginning of period	$ 25.05	$ 21.36	$ 18.80	$ 16.94	$ 17.67	$ 14.97

Income from investment operations
Net investment income (loss)	0.03	(0.07)	(0.05)	(0.05)	(0.08)	0
Net realized and unrealized gains or losses on investments	1.01	5.17	3.12	1.94	(0.16)	3.48

Total from investment operations	1.04	5.10	3.07	1.89	(0.24)	3.48

Distributions to shareholders from
Net investment income	0	0	0	0	0	0[3]
Net realized gains	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)	(0.78)

Total distributions to shareholders	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)	(0.78)

Net asset value, end of period	$ 24.81	$ 25.05	$ 21.36	$ 18.80	$ 16.94	$ 17.67

Total return	4.39%	24.76%[4]	16.55%	11.19%	(1.40%)	24.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$348,269	$335,601	$216,778	$154,397	$108,157	$73,217
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.18%	1.24%	1.26%	1.40%[5]	1.40%	1.40%
Expenses excluding waivers/reimbursements
and expense reductions	1.18%	1.24%	1.26%	1.45%[5]	1.51%	1.69%
Net investment income (loss)	0.14%	(0.30%)	(0.21%)	(0.35%)[5]	(0.45%)	(0.03%)
Portfolio turnover rate	42%	56%	43%	27%	31%	52%

[1] For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.
[2] Effective at the close of business on April 25, 2003, the Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund
(“Undiscovered Managers Fund”). Undiscovered Managers Fund was the accounting and performance survivor in this transaction.
The financial highlights for the periods prior to April 28, 2003 are those of Institutional Class shares of Undiscovered Managers Fund.
[3] Amount represents less than $0.005 per share.
[4] Total return increased 0.14% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.
[5] Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2006

	Shares	Value

COMMON STOCKS 95.2%
CONSUMER DISCRETIONARY 17.5%
Auto Components 2.0%
BorgWarner, Inc. (p)	155,000	$9,300,000

Hotels, Restaurants & Leisure 1.5%
Intrawest Corp.	250,000	6,972,500

Household Durables 3.0%
Blount International, Inc. (p)	600,000	6,540,000
WCI Communities, Inc. * (p)	450,000	7,069,500

		13,609,500

Leisure Equipment & Products 1.5%
Polaris Industries, Inc. (p)	180,000	6,879,600

Media 2.1%
Cadmus Communications Corp. (p) +	235,000	4,136,000
Citadel Broadcasting Corp. (p)	300,000	2,781,000
Cumulus Media, Inc., Class A * (p)	285,000	2,707,500

		9,624,500

Specialty Retail 7.4%
Claire’s Stores, Inc.	550,000	13,766,500
Foot Locker, Inc.	165,500	4,496,635
Group 1 Automotive, Inc.	260,000	15,943,200

		34,206,335

CONSUMER STAPLES 3.2%
Food Products 2.7%
Chiquita Brands International, Inc. (p)	235,000	3,158,400
Reddy Ice Holdings, Inc. (p)	200,000	4,456,000
Smithfield Foods, Inc. *	174,700	4,970,215

		12,584,615

Household Products 0.5%
Spectrum Brands, Inc. * (p)	340,000	2,301,800

ENERGY 10.5%
Energy Equipment & Services 5.0%
Complete Production Services, Inc. *	250,000	5,150,000
Superior Energy Services, Inc. *	525,000	17,981,250

		23,131,250

Oil, Gas & Consumable Fuels 5.5%
Forest Oil Corp. *	220,000	7,372,200
Mariner Energy, Inc. * (p)	178,046	3,206,608
Newfield Exploration Co. *	130,600	6,057,228
Range Resources Corp.	300,000	8,433,000

		25,069,036

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
FINANCIALS 19.1%
Commercial Banks 7.6%
Alabama National BanCorp. (p)	58,705	$3,977,264
AmericanWest Bancorp. (p)	80,000	1,704,000
First State Bancorp.	210,000	5,121,900
MB Financial, Inc.	270,000	9,601,200
Prosperity Bancshares, Inc. (p)	200,000	7,034,000
Sky Financial Group, Inc.	300,000	7,359,000

		34,797,364

Consumer Finance 1.1%
Cash America International, Inc.	150,000	5,137,500

Insurance 7.5%
American Equity Investment Life Holding Co. (p)	229,900	2,503,611
Bristol West Holdings, Inc.	420,000	6,090,000
HCC Insurance Holdings, Inc. (p)	427,500	13,034,475
RenaissanceRe Holdings, Ltd.	138,000	7,149,780
RLI Corp.	120,000	5,673,600

		34,451,466

Real Estate Investment Trusts 2.2%
Ashford Hospitality Trust (p)	500,000	5,875,000
First Industrial Realty Trust, Inc. (p)	100,000	4,028,000

		9,903,000

Thrifts & Mortgage Finance 0.7%
Radian Group, Inc.	55,000	3,384,150

HEALTH CARE 8.3%
Health Care Equipment & Supplies 4.1%
Bausch & Lomb, Inc. (p)	250,000	11,825,000
Symmetry Medical, Inc * (p)	500,000	7,265,000

		19,090,000

Health Care Providers & Services 4.2%
Owens & Minor, Inc.	290,000	8,760,900
Pediatrix Medical Group, Inc. *	244,000	10,345,600

		19,106,500

INDUSTRIALS 16.3%
Air Freight & Logistics 2.6%
Pacer International, Inc.	400,000	11,940,000

Commercial Services & Supplies 4.4%
Banta Corp.	120,000	4,239,600
Clean Harbors, Inc. * (p)	200,000	7,378,000
United Stationers, Inc. *	170,000	8,358,900

		19,976,500

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 1.3%
Ametek, Inc.	140,000	$5,938,800

Machinery 5.3%
Barnes Group, Inc.	460,000	7,824,600
Commercial Vehicle Group, Inc. *	300,000	5,403,000
Kennametal, Inc.	150,000	7,987,500
Wabash National Corp. (p)	224,500	3,196,880

		24,411,980

Road & Rail 2.7%
RailAmerica, Inc. *	260,000	2,610,400
YRC Worldwide, Inc * (p)	250,000	9,945,000

		12,555,400

INFORMATION TECHNOLOGY 7.8%
Electronic Equipment & Instruments 4.3%
Arrow Electronics, Inc. *	350,000	9,891,000
Benchmark Electronics, Inc. *	412,500	10,036,125

		19,927,125

IT Services 1.8%
Perot Systems Corp., Class A *	600,000	7,992,000

Semiconductors & Semiconductor Equipment 1.7%
International Rectifier Corp. * (p)	220,000	7,843,000

MATERIALS 12.5%
Chemicals 9.3%
Albemarle Corp.	335,500	16,915,910
Cytec Industries, Inc.	250,400	13,373,864
Scotts Miracle-Gro Co., Class A	140,000	5,492,200
Tronox, Inc. Class A (p)	525,000	6,867,000

		42,648,974

Containers & Packaging 1.3%
AptarGroup, Inc.	115,000	5,922,500

Metals & Mining 1.9%
Commercial Metals Co.	400,000	9,076,000

Total Common Stocks (cost $374,045,810)		437,781,395

SHORT-TERM INVESTMENTS 23.8%
MUTUAL FUND SHARES 23.8%
Evergreen Institutional Money Market Fund ø	23,512,725	23,512,725
Navigator Prime Portfolio (p)(p)	85,638,139	85,638,139

Total Short-Term Investments (cost $109,150,864)		109,150,864

Total Investments (cost $483,196,674) 119.0%		546,932,259
Other Assets and Liabilities (19.0%)		(87,157,924)

Net Assets 100.0%		$459,774,335

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2006

(p)	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of July 31, 2006:

Financials	20.0%
Consumer Discretionary	18.4%
Industrials	17.1%
Materials	13.2%
Energy	11.0%
Health Care	8.7%
Information Technology	8.2%
Consumer Staples	3.4%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006

Assets
Investments in securities, at value (cost $459,683,949) including $83,332,140 of
securities loaned	$523,419,534
Investments in affiliated money market fund, at value (cost $23,512,725)	23,512,725

Total investments	546,932,259
Receivable for securities sold	724,104
Receivable for Fund shares sold	131,514
Dividends receivable	270,368
Receivable for securities lending income	7,350
Prepaid expenses and other assets	104,948

Total assets	548,170,543

Liabilities
Payable for securities purchased	2,231,193
Payable for Fund shares redeemed	450,728
Payable for securities on loan	85,638,139
Advisory fee payable	11,062
Distribution Plan expenses payable	1,181
Due to other related parties	1,445
Accrued expenses and other liabilities	62,460

Total liabilities	88,396,208

Net assets	$459,774,335

Net assets represented by
Paid-in capital	$356,835,643
Undistributed net investment loss	(7,098)
Accumulated net realized gains on investments	39,210,317
Net unrealized gains on investments	63,735,473

Total net assets	$459,774,335

Net assets consists of
Class A	$91,138,950
Class B	10,178,381
Class C	10,187,867
Class I	348,269,137

Total net assets	$459,774,335

Shares outstanding (unlimited number of shares authorized)
Class A	3,778,627
Class B	424,593
Class C	424,733
Class I	14,036,579

Net asset value per share
Class A	$24.12
Class A — Offering price (based on sales charge of 5.75%)	$25.59
Class B	$23.97
Class C	$23.99
Class I	$24.81

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended July 31, 2006

Investment income
Dividends (net of foreign withholding taxes of $8,015)	$4,619,119
Income from affiliate	1,599,451
Securities lending	27,836

Total investment income	6,246,406

Expenses
Advisory fee	4,135,937
Distribution Plan expenses
Class A	235,644
Class B	109,073
Class C	112,702
Administrative services fee	469,371
Transfer agent fees	601,219
Trustees’ fees and expenses	6,675
Printing and postage expenses	80,425
Custodian and accounting fees	126,904
Registration and filing fees	103,032
Professional fees	24,816
Other	37,110

Total expenses	6,042,908
Less: Expense reductions	(9,616)

Net expenses	6,033,292

Net investment income	213,114

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	50,483,695
Foreign currency related transactions	1,942

Net realized gains on investments	50,485,637
Net change in unrealized gains or losses on investments	(31,513,668)

Net realized and unrealized gains or losses on investments	18,971,969

Net increase in net assets resulting from operations	$19,185,083

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2006		2005

Operations
Net investment income (loss)		$213,114		$(1,616,528)
Net realized gains on investments		50,485,637		18,530,206
Net change in unrealized gains or losses
on investments		(31,513,668)		60,368,071

Net increase in net assets resulting from
operations		19,185,083		77,281,749

Distributions to shareholders from
Net realized gains
Class A		(4,890,701)		(5,136,787)
Class B		(562,973)		(480,471)
Class C		(590,669)		(458,598)
Class I		(16,812,089)		(13,226,976)

Total distributions to shareholders		(22,856,432)		(19,302,832)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	662,392	16,000,403	2,971,123	66,555,546
Class B	13,403	327,269	213,012	4,753,765
Class C	30,857	748,999	292,009	6,575,058
Class I	4,056,432	101,637,343	7,604,765	176,951,808

		118,714,014		254,836,177

Net asset value of shares issued in
reinvestment of distributions
Class A	188,461	4,342,130	223,313	4,812,401
Class B	22,657	521,564	20,748	450,020
Class C	20,042	461,771	17,421	378,031
Class I	399,693	9,456,745	523,706	11,542,489

		14,782,210		17,182,941

Automatic conversion of Class B
shares to Class A shares
Class A	9,779	239,378	9,602	218,771
Class B	(9,802)	(239,378)	(9,562)	(218,771)

		0		0

Payment for shares redeemed
Class A	(1,203,361)	(29,332,420)	(2,276,484)	(50,164,306)
Class B	(54,473)	(1,326,125)	(39,702)	(898,331)
Class C	(115,016)	(2,801,625)	(81,533)	(1,862,832)
Class I	(3,815,058)	(96,016,509)	(4,880,076)	(112,475,699)

		(129,476,679)		(165,401,168)

Net increase in net assets resulting
from capital share transactions		4,019,545		106,617,950

Total increase in net assets		348,196		164,596,867
Net assets
Beginning of period		459,426,139		294,829,272

End of period	$ 459,774,335		$ 459,426,139

Undistributed net investment income (loss)		$(7,098)		$(3,346)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Small Cap Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Currently, shares of the Fund are only available for purchase by existing shareholders, including qualified retirement plans and their successor plans. In addition, members of the Fund’s portfolio management team may open new accounts.

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

18

NOTES TO FINANCIAL STATEMENTS continued

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividends paid on redemptions and certain distributions received from real estate investment trusts. During the year ended July 31, 2006, the following amounts were reclassified:

Paid-in capital	$1,279,845
Undistributed net investment loss	(216,866)
Accumulated net realized gains on investments	(1,062,979)

19

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase.

J.L. Kaplan Associates, LLC, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2006, EIS received $2,271 from the sale of Class A shares and $24,333 and $3,994 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

20

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $183,518,020 and $183,682,926, respectively, for the year ended July 31, 2006.

During the year ended July 31, 2006, the Fund loaned securities to certain brokers. At July 31, 2006, the value of securities on loan and the value of collateral amounted to $83,332,140 and $85,638,139, respectively.

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $482,825,890. The gross unrealized appreciation and depreciation on securities based on tax cost was $88,870,063 and $24,763,694, respectively, with a net unrealized appreciation of $64,106,369.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$ 3,289,156	$ 35,543,279	$ 64,106,257

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to real estate investment trusts. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended July 31,

	2006	2005

Ordinary Income	$ 1,734,184	$ 4,935,446
Long-term Capital Gain	21,122,248	14,367,386

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included

21

NOTES TO FINANCIAL STATEMENTS continued

in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended July 31, 2006, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses

22

NOTES TO FINANCIAL STATEMENTS continued

incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund’s financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund’s financial statements.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Small Cap Value Fund, a series of Evergreen Equity Trust, as of July 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Small Cap Value Fund as of July 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2006

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $21,122,248 for the fiscal year ended July 31, 2006.

For corporate shareholders, 41.65% of ordinary income dividends paid during the fiscal year ended July 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2006, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided in early 2007.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.
3	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
4	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
5	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567508 rv3 9/2006

Evergreen Fundamental Large Cap Fund

Evergreen

FUNDAMENTAL LARGE CAP FUND

Annual Report
as of July 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Fundamental Large Cap Fund, covering the twelve-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation’s central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless still were rising at what we believed to be more sustainable paces.

In the equity markets, domestic stocks tended to produce moderate performance for the twelve months, but returns of the market indexes masked considerable short-term volatility. Large-cap names finally started to show a performance edge over small- and mid-cap stocks, while value stocks, including cyclical corporations, continued to outperform growth. Stock performance was uneven from sector to sector, and results were heavily influenced by relatively narrow groups of stocks. International stocks generated higher returns, albeit with greater volatility.

1

LETTER TO SHAREHOLDERS continued

In this environment, the management teams of Evergreen’s actively managed equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. For example, the managers of the Evergreen Equity Income Fund focused on companies with the ability to maintain and increase their dividend flows to shareholders. The Evergreen Fundamental Large Cap Fund emphasized large-cap companies with histories of stable earnings growth. The management team of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and either minimal or no debt. Portfolio managers of Evergreen Small Cap Value Fund emphasized investments in smaller companies with superior returns on equity, strong balance sheets and consistent earnings. The Evergreen Special Values Fund favored small, high-quality companies with strong balance sheets. Managers of the Evergreen Disciplined Value Fund employed a combination of quantitative tools and traditional fundamental equity analysis to assess prospects of large-company stocks, while the team supervising the Evergreen Disciplined Small-Mid Value Fund used a similar strategy in investing in smaller companies. The team managing the Evergreen Equity Index Fund used a highly disciplined process to control trading and operational costs while reflecting the Standard and Poor’s 500 Index.

We continue to encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or “wrap” programs or purchases by a “fund of funds” into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Also, effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Walter T. McCormick, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

P E R F O R M A N C E    A N D    R E T U R N S

Portfolio inception date: 10/15/1986

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1986

Nasdaq symbol	EGIAX	EGIBX	EGICX	EVVTX

Average annual return*

1-year with sales charge	-3.15%	-2.93%	1.07%	N/A

1-year w/o sales charge	2.76%	2.07%	2.07%	3.08%

5-year	2.51%	2.65%	3.00%	4.03%

10-year	5.67%	5.52%	5.52%	6.58%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

L O N G - T E R M    G R O W T H

Comparison of a $10,000 investment in the Evergreen Fundamental Large Cap Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.76% for the twelve-month period ended July 31, 2006, excluding any applicable sales charges. During the same period, the S&P 500 returned 5.38% .

The fund seeks capital growth with the potential for current income.

The fund generated positive results while trailing its benchmark. The primary factor in the underperformance was our decision to increase the fund’s exposure to large-cap growth companies during the year. We had anticipated that economic growth and corporate profits were likely to begin decelerating. In such an environment, stable growth companies were more likely to do well than the more economically sensitive, or cyclical, value stocks that had been leading the market for more than two years. However, the economy and corporate earnings continued to grow briskly and the value-oriented, cyclical companies maintained their performance edge. In general, we did not make major sector decisions over the fiscal year, although we had overweight positions in energy and information technology and underweight positions in both consumer discretionary and consumer staples, as well as in financials and industrials. We moved from an overweight to an underweight in materials.

The overweight position in energy was a significant help. Oil field services companies Schlumberger, which gained almost 60%, and Weatherford, which rose by 48%, both benefited from increased capital spending on production. We also had a healthy position in ExxonMobil, which gained 15%. Among our financials holdings, several large banks generated strong returns, including Bank of America, Wells Fargo, Citigroup and Goldman Sachs. In consumer staples, Altria Group, parent of both Philip Morris and Kraft Foods, had a positive impact on results. As we reduced our materials investment, we sold our position in copper company Phelps Dodge at a substantial gain to the fund. Several information technology companies also helped, including Google, where we built up a position after its stock price had fallen, and Hewlett-Packard, which enjoyed a resurgence under new senior management.

We had several disappointments among our information technology holdings, including two internet retailers, Amazon and eBay; semiconductor company Altera; and Qualcomm, producer of the leading operating system for wireless communications. We also had disappointments in the consumer discretionary sector, notably specialty retailer Chico’s FAS and OSI Restaurant Partners, parent of the Outback Steakhouse chain. In the industrials sector, General Electric detracted from results even though its fundamentals were strong.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006. The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 983.13	$ 6.79
Class B	$ 1,000.00	$ 979.84	$ 10.21
Class C	$ 1,000.00	$ 979.84	$ 10.21
Class I	$ 1,000.00	$ 984.62	$ 5.31
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.95	$ 6.90
Class B	$ 1,000.00	$ 1,014.48	$ 10.39
Class C	$ 1,000.00	$ 1,014.48	$ 10.39
Class I	$ 1,000.00	$ 1,019.44	$ 5.41

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.38% for Class A, 2.08% for Class B, 2.08% for Class C and 1.08% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$23.25	$20.85	$20.02	$18.58	$23.92

Income from investment operations
Net investment income (loss)	0.11[1]	0.14[1]	0.07[1]	0.12[1]	0.03[1]
Net realized and unrealized gains or losses on investments	0.52	3.64	2.21	1.41	(4.39)

Total from investment operations	0.63	3.78	2.28	1.53	(4.36)

Distributions to shareholders from
Net investment income	(0.08)	(0.12)	0[2]	(0.09)	0
Net realized gains	(0.43)	(1.26)	(1.45)	0	(0.98)

Total distributions to shareholders	(0.51)	(1.38)	(1.45)	(0.09)	(0.98)

Net asset value, end of period	$23.37	$23.25	$20.85	$20.02	$18.58

Total return[3]	2.76%	18.77%	11.78%	8.32%	(18.72%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 642	$ 794	$ 364	$ 125	$ 103
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.38%	1.39%	1.61%	1.70%	1.56%
Expenses excluding waivers/reimbursements and expense reductions	1.40%	1.49%	1.65%	1.70%	1.56%
Net investment income (loss)	0.49%	0.62%	0.36%	0.65%	0.14%
Portfolio turnover rate	21%	44%	87%	72%	74%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$21.86	$19.72	$19.14	$17.80	$23.14

Income from investment operations
Net investment income (loss)	(0.05)[1]	(0.01)[1]	(0.08)[1]	(0.01)[1]	(0.12)[1]
Net realized and unrealized gains or losses on investments	0.49	3.42	2.11	1.36	(4.24)

Total from investment operations	0.44	3.41	2.03	1.35	(4.36)

Distributions to shareholders from
Net investment income	0	(0.01)	0	(0.01)	0
Net realized gains	(0.43)	(1.26)	(1.45)	0	(0.98)

Total distributions to shareholders	(0.43)	(1.27)	(1.45)	(0.01)	(0.98)

Net asset value, end of period	$21.87	$21.86	$19.72	$19.14	$17.80

Total return[2]	2.07%	17.93%	10.97%	7.60%	(19.37%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 214	$ 340	$ 272	$ 242	$ 313
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.07%	2.10%	2.33%	2.43%	2.31%
Expenses excluding waivers/reimbursements and expense reductions	2.09%	2.20%	2.37%	2.43%	2.31%
Net investment income (loss)	(0.21%)	(0.03%)	(0.36%)	(0.05%)	(0.60%)
Portfolio turnover rate	21%	44%	87%	72%	74%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$21.86	$19.72	$19.14	$17.81	$23.14

Income from investment operations
Net investment income (loss)	(0.05)[1]	0[1]	(0.08)[1]	(0.01)[1]	(0.12)[1]
Net realized and unrealized gains or losses on investments	0.49	3.42	2.11	1.35	(4.23)

Total from investment operations	0.44	3.42	2.03	1.34	(4.35)

Distributions to shareholders from
Net investment income	0	(0.02)	0	(0.01)	0
Net realized gains	(0.43)	(1.26)	(1.45)	0	(0.98)

Total distributions to shareholders	(0.43)	(1.28)	(1.45)	(0.01)	(0.98)

Net asset value, end of period	$21.87	$21.86	$19.72	$19.14	$17.81

Total return[2]	2.07%	17.95%	10.97%	7.54%	(19.32%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 86	$ 110	$ 116	$ 12	$ 12
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.08%	2.10%	2.31%	2.43%	2.31%
Expenses excluding waivers/reimbursements and expense reductions	2.10%	2.20%	2.35%	2.43%	2.31%
Net investment income (loss)	(0.21%)	(0.01%)	(0.35%)	(0.07%)	(0.60%)
Portfolio turnover rate	21%	44%	87%	72%	74%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$23.63	$21.16	$20.26	$18.80	$24.14

Income from investment operations
Net investment income (loss)	0.19[1]	0.20[1]	0.13[1]	0.17[1]	0.09[1]
Net realized and unrealized gains or losses on investments	0.52	3.70	2.25	1.44	(4.45)

Total from investment operations	0.71	3.90	2.38	1.61	(4.36)

Distributions to shareholders from
Net investment income	(0.15)	(0.17)	(0.03)	(0.15)	0
Net realized gains	(0.43)	(1.26)	(1.45)	0	(0.98)

Total distributions to shareholders	(0.58)	(1.43)	(1.48)	(0.15)	(0.98)

Net asset value, end of period	$23.76	$23.63	$21.16	$20.26	$18.80

Total return	3.08%	19.12%	12.12%	8.64%	(18.54%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 263	$ 292	$ 83	$ 93	$ 113
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.08%	1.08%	1.33%	1.43%	1.31%
Expenses excluding waivers/reimbursements and expense reductions	1.10%	1.18%	1.37%	1.43%	1.31%
Net investment income (loss)	0.80%	0.87%	0.64%	0.94%	0.40%
Portfolio turnover rate	21%	44%	87%	72%	74%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2006

	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 9.0%
Diversified Consumer Services 0.9%
Apollo Group, Inc., Class A *	235,851	$11,160,469

Hotels, Restaurants & Leisure 0.6%
OSI Restaurant Partners, Inc. (p)	241,976	6,990,686

Internet & Catalog Retail 0.8%
Amazon.com, Inc. * (p)	358,925	9,651,493

Media 3.2%
News Corp., Class A	438,667	8,439,953
Omnicom Group, Inc.	167,096	14,789,667
Time Warner, Inc.	463,299	7,644,434
Walt Disney Co.	268,948	7,985,066

		38,859,120

Multi-line Retail 1.7%
J.C. Penney Co., Inc.	218,112	13,732,332
Nordstrom, Inc. (p)	180,564	6,193,345

		19,925,677

Specialty Retail 1.8%
Best Buy Co., Inc.	248,433	11,263,952
Chico’s FAS, Inc. * (p)	211,608	4,792,921
Lowe’s Cos.	200,598	5,686,954

		21,743,827

CONSUMER STAPLES 8.8%
Beverages 2.0%
Diageo plc	549,774	9,664,383
Diageo plc, ADR	44,312	3,116,020
PepsiCo, Inc.	173,307	10,984,198

		23,764,601

Food & Staples Retailing 2.7%
BJ’s Wholesale Club, Inc. *	258,232	7,354,447
Wal-Mart Stores, Inc.	558,959	24,873,676

		32,228,123

Household Products 2.3%
Procter & Gamble Co.	508,433	28,573,934

Tobacco 1.8%
Altria Group, Inc.	271,904	21,744,163

ENERGY 12.4%
Energy Equipment & Services 2.8%
Schlumberger, Ltd.	341,497	22,829,074
Weatherford International, Ltd. *	235,095	11,011,850

		33,840,924

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued
July 31, 2006

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 9.6%
Apache Corp.	212,990	$15,009,405
BP plc, ADR	240,503	17,441,278
ConocoPhillips	168,557	11,569,753
Exxon Mobil Corp.	619,928	41,993,923
Massey Energy Co. (p)	161,076	4,303,951
Occidental Petroleum Corp.	102,404	11,034,031
Peabody Energy Corp.	124,136	6,194,386
XTO Energy, Inc.	171,979	8,081,293

		115,628,020

FINANCIALS 20.2%
Capital Markets 5.2%
Goldman Sachs Group, Inc. (p)	62,786	9,590,562
Legg Mason, Inc.	122,265	10,205,460
Merrill Lynch & Co., Inc.	145,228	10,575,503
Morgan Stanley	202,729	13,481,478
State Street Corp.	162,450	9,756,747
T. Rowe Price Group, Inc.	219,640	9,073,328

		62,683,078

Commercial Banks 2.9%
U.S. Bancorp	421,770	13,496,640
Wells Fargo & Co.	293,050	21,199,237

		34,695,877

Consumer Finance 1.4%
American Express Co.	204,091	10,624,977
Capital One Financial Corp.	86,417	6,684,355

		17,309,332

Diversified Financial Services 8.0%
Bank of America Corp.	666,181	34,328,307
Citigroup, Inc.	857,299	41,416,115
JPMorgan Chase & Co.	449,480	20,505,277

		96,249,699

Insurance 2.7%
American International Group, Inc.	198,965	12,071,207
Hartford Financial Services Group, Inc.	120,833	10,251,472
Prudential Financial, Inc.	129,191	10,159,580

		32,482,259

HEALTH CARE 14.4%
Biotechnology 2.2%
Amgen, Inc. *	177,805	12,400,121
Biogen Idec, Inc. *	327,518	13,795,058

		26,195,179

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued
July 31, 2006

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 3.1%
Baxter International, Inc.	338,275	$14,207,550
Medtronic, Inc.	123,512	6,239,826
St. Jude Medical, Inc. *	218,718	8,070,694
Zimmer Holdings, Inc. *	150,415	9,512,245

		38,030,315

Health Care Providers & Services 2.6%
Aetna, Inc.	306,741	9,659,274
Caremark Rx, Inc.	263,570	13,916,496
WellPoint, Inc. *	97,482	7,262,409

		30,838,179

Pharmaceuticals 6.5%
Abbott Laboratories	219,324	10,477,108
Johnson & Johnson	377,619	23,620,068
Novartis AG, ADR	120,671	6,784,124
Pfizer, Inc.	929,703	24,162,981
Wyeth	269,024	13,039,593

		78,083,874

INDUSTRIALS 8.4%
Aerospace & Defense 2.4%
Lockheed Martin Corp.	223,703	17,824,655
United Technologies Corp.	171,145	10,643,508

		28,468,163

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	148,708	10,247,468

Commercial Services & Supplies 0.5%
Cintas Corp.	162,859	5,748,923

Electrical Equipment 0.6%
Rockwell Automation, Inc.	110,908	6,874,078

Industrial Conglomerates 2.6%
General Electric Co.	970,436	31,723,553

Machinery 1.5%
Deere & Co.	76,748	5,569,602
Pall Corp.	492,151	12,835,298

		18,404,900

INFORMATION TECHNOLOGY 15.2%
Communications Equipment 4.4%
Cisco Systems, Inc. *	1,060,819	18,935,619
Motorola, Inc.	606,127	13,795,450
QUALCOMM, Inc.	569,249	20,071,720

		52,802,789

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued
July 31, 2006

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 1.6%
Dell, Inc. *	353,966	$7,673,983
Hewlett-Packard Co.	378,502	12,077,999

		19,751,982

Internet Software & Services 2.1%
eBay, Inc. *	288,135	6,935,409
Google, Inc., Class A *	46,765	18,079,349

		25,014,758

IT Services 1.6%
Accenture, Ltd., Class A *	330,189	9,661,330
Automatic Data Processing, Inc.	214,586	9,390,284

		19,051,614

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp. *	653,473	11,311,618
Intel Corp.	523,604	9,424,872
Texas Instruments, Inc.	297,084	8,847,161

		29,583,651

Software 3.1%
Microsoft Corp.	692,325	16,636,570
Oracle Corp. *	1,398,243	20,931,698

		37,568,268

MATERIALS 1.6%
Chemicals 1.0%
Air Products & Chemicals, Inc.	192,676	12,317,776

Paper & Forest Products 0.6%
Weyerhaeuser Co. (p)	114,518	6,717,626

TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	310,141	9,301,128
Verizon Communications, Inc.	203,482	6,881,761
Windstream Corp.	149,898	1,878,218

		18,061,107

Wireless Telecommunication Services 2.3%
Alltel Corp.	144,979	7,998,491
Sprint Nextel Corp.	553,537	10,960,033
Vodafone Group plc, ADR	382,267	8,287,557

		27,246,081

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued
July 31, 2006

	Shares	Value

COMMON STOCKS continued
UTILITIES 2.6%
Electric Utilities 1.2%
DPL, Inc. (p)	250,137	$6,943,803
Exelon Corp.	127,937	7,407,553

		14,351,356

Independent Power Producers & Energy Traders 0.8%
TXU Corp.	157,997	10,148,147

Multi-Utilities 0.6%
PG&E Corp.	180,422	7,519,989

Total Common Stocks (cost $930,915,365)		1,162,281,058

SHORT-TERM INVESTMENTS 6.4%
MUTUAL FUND SHARES 6.4%
Evergreen Institutional U.S. Government Money Market Fund ø	37,847,416	37,847,416
Navigator Prime Portfolio (pp)	39,235,879	39,235,879

Total Short-Term Investments (cost $77,083,295)		77,083,295

Total Investments (cost $1,007,998,660) 102.8%		1,239,364,353
Other Assets and Liabilities (2.8%)		(34,287,220)

Net Assets 100.0%		$1,205,077,133

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investment by sector as of July 31,2006:

Financials	20.9%
Information Technology	15.8%
Health Care	14.9%
Energy	12.9%
Consumer Discretionary	9.3%
Consumer Staples	9.2%
Industrials	8.7%
Telecommunication Services	3.9%
Utilities	2.8%
Materials	1.6%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006

Assets
Investments in securities, at value (cost $970,151,244) including $38,747,076 of securities loaned	$1,201,516,937
Investments in affiliated money market fund, at value (cost $37,847,416)	37,847,416

Total investments	1,239,364,353
Receivable for securities sold	5,679,325
Receivable for Fund shares sold	114,711
Dividends receivable	2,506,114
Receivable for securities lending income	2,361
Prepaid expenses and other assets	134,150

Total assets	1,247,801,014

Liabilities
Payable for Fund shares redeemed	3,188,440
Payable for securities on loan	39,235,879
Advisory fee payable	19,251
Distribution Plan expenses payable	13,535
Due to other related parties	3,229
Accrued expenses and other liabilities	263,547

Total liabilities	42,723,881

Net assets	$1,205,077,133

Net assets represented by
Paid-in capital	$1,257,483,465
Undistributed net investment income	799,778
Accumulated net realized losses on investments	(284,571,636)
Net unrealized gains on investments	231,365,526

Total net assets	$1,205,077,133

Net assets consists of
Class A	$641,917,955
Class B	214,303,604
Class C	85,860,307
Class I	262,995,267

Total net assets	$1,205,077,133

Shares outstanding (unlimited number of shares authorized)
Class A	27,469,890
Class B	9,800,785
Class C	3,926,156
Class I	11,070,427

Net asset value per share
Class A	$23.37
Class A — Offering price (based on sales charge of 5.75%)	$24.80
Class B	$21.87
Class C	$21.87
Class I	$23.76

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended July 31, 2006

Investment income
Dividends (net of foreign withholding taxes of $17,706)	$26,145,849
Income from affiliate	1,146,443
Securities lending	48,595

Total investment income	27,340,887

Expenses
Advisory fee	8,326,992
Distribution Plan expenses
Class A	2,444,698
Class B	2,720,529
Class C	987,052
Administrative services fee	1,456,942
Transfer agent fees	5,396,629
Trustees’ fees and expenses	20,459
Printing and postage expenses	291,280
Custodian and accounting fees	395,598
Registration and filing fees	87,883
Professional fees	58,394
Interest expense	3,381
Other	27,948

Total expenses	22,217,785
Less: Expense reductions	(25,109)
Fee waivers	(305,091)

Net expenses	21,887,585

Net investment income	5,453,302

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	106,464,297
Foreign currency related transactions	(7,842)

Net realized gains on investments	106,456,455
Net change in unrealized gains or losses on investments	(66,364,739)

Net realized and unrealized gains or losses on investments	40,091,716

Net increase in net assets resulting from operations	$45,545,018

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2006		2005

Operations
Net investment income		$5,453,302		$3,815,726
Net realized gains on investments		106,456,455		67,557,443
Net change in unrealized gains or losses
on investments		(66,364,739)		96,644,498

Net increase in net assets resulting from
operations		45,545,018		168,017,667

Distributions to shareholders from
Net investment income
Class A		(2,733,714)		(2,376,021)
Class B		0		(169,155)
Class C		0		(97,710)
Class I		(1,807,523)		(756,888)
Net realized gains
Class A		(16,039,051)		(23,081,332)
Class B		(5,735,871)		(14,716,441)
Class C		(2,035,078)		(6,721,069)
Class I		(5,120,395)		(4,599,438)

Total distributions to shareholders		(33,471,632)		(52,518,054)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,287,920	146,758,032	5,777,421	126,116,635
Class B	363,345	8,003,046	304,280	6,265,695
Class C	146,923	3,186,405	132,867	2,726,728
Class I	330,567	7,848,585	330,707	7,178,102

		165,796,068		142,287,160

Net asset value of shares issued in
reinvestment of distributions
Class A	782,536	17,994,953	1,151,396	24,563,071
Class B	256,868	5,512,402	705,340	14,124,651
Class C	87,140	1,870,014	316,236	6,333,081
Class I	267,163	6,264,766	226,910	4,932,373

		31,642,135		49,953,176

Automatic conversion of Class B shares to
Class A shares
Class A	2,345,980	55,226,305	2,989,023	65,534,322
Class B	(2,501,311)	(55,226,305)	(3,171,475)	(65,534,322)

		0		0

Payment for shares redeemed
Class A	(16,104,284)	(380,974,298)	(7,987,242)	(176,935,861)
Class B	(3,852,695)	(84,738,228)	(4,439,534)	(91,401,101)
Class C	(1,340,832)	(29,558,779)	(1,820,216)	(37,356,283)
Class I	(1,884,059)	(44,770,351)	(1,391,876)	(30,855,600)

		(540,041,656)		(336,548,845)

Net asset value of shares issued in
acquisitions
Class A	0	0	14,758,248	330,894,432
Class B	0	0	8,327,059	175,703,569
Class C	0	0	529,172	11,164,943
Class I	0	0	9,258,910	211,029,873

		0		728,792,817

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended July 31,

	2006	2005

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$(342,603,453)	$584,484,308

Total increase (decrease) in net assets	(330,530,067)	699,983,921
Net assets
Beginning of period	1,535,607,200	835,623,279

End of period	$1,205,077,133	$1,535,607,200

Undistributed (overdistributed) net
investment income	$799,778	$(84,622)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1 . ORGANIZATION

Evergreen Fundamental Large Cap Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2 . SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

20

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net gains realized from an in-kind redemption. During the year ended July 31, 2006, the following amounts were reclassified:

Paid-in capital	$ 38,840,937
Undistributed net investment income	(27,665)
Accumulated net realized losses on investments	(38,813,272)

21

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2006, EIMC waived its advisory fee in the amount of $305,091.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2006, the Fund paid brokerage commissions of $191,340 to Wachovia Securities, LLC.

4 . DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

22

NOTES TO FINANCIAL STATEMENTS continued

For the year ended July 31, 2006 EIS received $17,847 from the sale of Class A shares and $568,398 and $3,663 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5 . ACQUISITIONS

Effective at the close of business on June 10, 2005, the Fund acquired the net assets of Evergreen Blue Chip Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shareholders of Evergreen Blue Chip Fund at an exchange ratio of 1.13, 1.14, 1.14 and 1.11 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. On the same date, the Fund also acquired the net assets of Evergreen Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shareholders of Evergreen Fund at an exchange ratio of 0.57, 0.56, 0.56 and 0.57 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $847,431,758.

The value of net assets acquired, unrealized appreciation acquired and number of shares issued were as follows:

	Value of Net		Number of
Acquired	Assets	Unrealized	Shares
Fund	Acquired	Appreciation	Issued

Evergreen Blue Chip	$327,384,743	$51,592,464	8,045,663	Class A
Fund			6,509,242	Class B
			353,650	Class C
			95,825	Class I
Evergreen Fund	401,408,074	57,439,666	6,712,585	Class A
			1,817,817	Class B
			175,522	Class C
			9,163,085	Class I

The aggregate net assets of the Fund immediately after these acquisitions were $ 1,576,224,575.

6 . SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities were) $302,451,174 and $535,465,928, respectively, for the year ended July 31, 2006.

During the year ended July 31, 2006, the Fund loaned securities to certain brokers. At July 31, 2006, the value of securities on loan and the value of collateral amounted to $38,747,076 and $39,235,879, respectively.

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,012,957,651. The gross unrealized appreciation and depreciation on securities based on tax cost was $258,298,702 and $31,892,000, respectively, with a net unrealized appreciation of $226,406,702.

23

NOTES TO FINANCIAL STATEMENTS continued

As of July 31, 2006, the Fund had $279,612,645 in capital loss carryovers for federal income tax purposes with $66,724,911 expiring in 2009, $210,303,781 expiring in 2010 and $2,583,953 expiring in 2011.

7 . REDEMPTION IN-KIND TRANSACTION

Effective at the close of business on May 26, 2006, the Fund satisfied a redemption request by means of an in-kind transaction. In the transaction, a shareholder redeemed 7,308,827 shares of the Fund and received securities valued at $167,997,958 and $5,879,044 in cash. The redemption was effected at the shareholder’s proportionate share of the Fund’s net assets. The value and number of Class A shares redeemed are reflected under the capital share transactions as payment of shares redeemed on the Statement of Changes in Net Assets for the year ended July 31, 2006. The net realized gains on the redemption in-kind amounted to $41,082,638, which is not realized for tax purposes by the Fund.

8 . INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2006, the Fund did not participate in the interfund lending program.

9 . DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$799,778	$226,406,535	$279,612,645

The differences between the components of distributable earnings on a tax basis and the amount reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended July 31,

	2006	2005

Ordinary Income	$4,561,060	$ 11,088,833
Long-term Capital Gain	28,910,572	41,429,221

10 . EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

24

NOTES TO FINANCIAL STATEMENTS continued

11 . DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

12 . FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%.

During the year ended July 31, 2006, the Fund had borrowings outstanding of $65,177 at a rate of 5.19% and paid interest of $3,381.

13 . REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001

25

NOTES TO FINANCIAL STATEMENTS continued

through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

26

NOTES TO FINANCIAL STATEMENTS continued

14 . SUBSEQUENT DISTRIBUTIONS

On September 14, 2006, the Fund declared distributions from net investment income to shareholders of record on September 13, 2006. The per share amounts payable on September 15, 2006 were as follows:

Net
Investment
Income

Class A	$ 0.0731
Class B	0.0285
Class C	0.0286
Class I	0.0934

These distributions are not reflected in the accompanying financial statements.

15 . NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund’s financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund’s financial statements.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Fundamental Large Cap Fund, a series of Evergreen Equity Trust, as of July 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Fundamental Large Cap Fund as of July 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2006

28

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $28,910,572 for the fiscal year ended July 31, 2006.

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended July 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2006, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided in early 2007.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567509 rv3    9/2006

Evergreen Large Cap Value Fund

Evergreen

LARGE CAP VALUE FUND

Annual Report
as of July 31, 2006.

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Large Cap Value Fund, covering the twelve-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

After experiencing robust growth through 2005, the nation's economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation's central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen's Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless still were rising at what we believed to be more sustainable paces.

In the equity markets, domestic stocks tended to produce moderate performance for the twelve months, but returns of the market indexes masked considerable short-term volatility. Large-cap names finally started to show a performance edge over small- and mid-cap stocks, while value stocks, including cyclical corporations, continued to outperform growth. Stock performance was uneven from sector to sector, and results were heavily influenced by relatively narrow groups of stocks. International stocks generated higher returns, albeit with greater volatility.

1

LETTER TO SHAREHOLDERS continued

In this environment, the management teams of Evergreen's actively managed equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. For example, the managers of the Evergreen Equity Income Fund focused on companies with the ability to maintain and increase their dividend flows to shareholders. The Evergreen Fundamental Large Cap Fund emphasized large-cap companies with histories of stable earnings growth. The management team of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and either minimal or no debt. Portfolio managers of Evergreen Small Cap Value Fund emphasized investments in smaller companies with superior returns on equity, strong balance sheets and consistent earnings. The Evergreen Special Values Fund favored small, high-quality companies with strong balance sheets. Managers of the Evergreen Disciplined Value Fund employed a combination of quantitative tools and traditional fundamental equity analysis to assess prospects of large-company stocks, while the team supervising the Evergreen Disciplined Small-Mid Value Fund used a similar strategy in investing in smaller companies. The team managing the Evergreen Equity Index Fund used a highly disciplined process to control trading and operational costs while reflecting the Standard and Poor's 500 Index.

We continue to encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or "wrap" programs or purchases by a "fund of funds" into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Also, effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

3

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio Manager:

• Edmond Choi

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/31/1989

	Class A	Class B	Class C	Class I
Class inception date	5/31/1989	1/6/2003	1/6/2003	1/6/2003

Nasdaq symbol	EILAX	EILBX	EILCX	EILIX

Average annual return*

1-year with sales charge	-5.95%	-5.99%	-1.96%	N/A

1-year w/o sales charge	-0.25%	-1.05%	-0.97%	0.05%

5-year	1.83%	2.07%	2.45%	3.15%

10-year	8.45%	8.78%	8.78%	9.15%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 1/6/2003 is based on the performance of the fund's predecessor fund, GMO Pelican Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and the predecessor fund do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Cap Value Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned -0.25% for the twelve-month period ended July 31, 2006, excluding any applicable sales charges. During the same period, the Russell 1000 Value returned 11.60% .

The fund seeks long-term growth of capital.

In a year in which higher-risk investment strategies were rewarded across virtually all asset classes, the fund's emphasis on higher-quality stocks resulted in its underperformance relative to the Russell 1000 Value. We had positioned the fund with an emphasis on higher-quality, lower-risk equities, de-emphasizing the lower-quality stocks that outperformed both the index and overall market for the period. The high-quality companies on which we focused tend to be characterized by their profitability, their stable earnings records, and the absence of significant leverage or debt. By the end of the fiscal year, these securities were selling at a discount to the overall market. Despite the recent experience, we remain committed to our belief that the risks associated with low-quality stocks are too high. These companies, which have outperformed the market for the past three years, tend to be more cyclical, and often are found in commodity-linked businesses, including the manufacture of commodity-like products. In our opinion, the persistently strong performance of these companies whose stock valuations have risen higher and higher is reminiscent of the Internet bubble of the late 1990s.

A number of our holdings posted strong results, despite the adverse environment for our style. Pharmaceutical company Merck was one of the main contributors to performance. The company's stock price had fallen to a very low level because of worries about its liability risks from the pain medication Vioxx and because of concerns about its pipeline of new products. However, the company has won several victories in Vioxx-related litigation, and is finding new products that have contributed to healthy earnings. A new management team at technology corporation Hewlett-Packard set out a new turnaround plan that began to show improving results. The share price of Altria Group, the parent of Philip Morris and Kraft Foods, also recovered as the company won victories in tobacco liability cases and investors reacted favorably to the possibility of the sale or spin-off of Kraft. Also helping results was the performance of financial company Lehman Brothers.

Dell Computer was the largest single detractor from fund performance, as its business slowed while complaints grew about its customer service. The fund's positions in national hardware retailers Home Depot and Lowe's also produced disappointing results, as investors worried that a downturn in the housing cycle would hurt the hardware chains' future earnings. Despite the experience of the past year, we regard Dell, Home Depot and Lowe's as high-quality companies whose stock prices have become cheap. As a result, we continue to hold positions in all three companies.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 990.57	$ 5.73
Class B	$ 1,000.00	$ 986.58	$ 9.56
Class C	$ 1,000.00	$ 986.54	$ 9.56
Class I	$ 1,000.00	$ 991.63	$ 4.64
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.04	$ 5.81
Class B	$ 1,000.00	$ 1,015.17	$ 9.69
Class C	$ 1,000.00	$ 1,015.17	$ 9.69
Class I	$ 1,000.00	$ 1,020.13	$ 4.71

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.16% for Class A, 1.94% for Class B, 1.94% for Class C and 0.94% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,				Year Ended February 28,

CLASS A	2006	2005	2004	2003 [1]	2003 [2]	2002 [2,3]

Net asset value, beginning of period	$ 11.54	$ 10.36	$ 8.84	$ 7.76	$ 10.83	$ 11.37

Income from investment operations
Net investment income (loss)	0.11	0.12	0.10 [4]	0.05	0.24	0.22
Net realized and unrealized gains or losses
on investments	(0.14)	1.17	1.51	1.21	(2.59)	0.03 [5]

Total from investment operations	(0.03)	1.29	1.61	1.26	(2.35)	0.25

Distributions to shareholders from
Net investment income	(0.11)	(0.11)	(0.09)	(0.18)	(0.12)	(0.20)
Net realized gains	0	0	0	0	(0.60)	(0.59)

Total distributions to shareholders	(0.11)	(0.11)	(0.09)	(0.18)	(0.72)	(0.79)

Net asset value, end of period	$ 11.40	$ 11.54	$ 10.36	$ 8.84	$ 7.76	$ 10.83

Total return [6]	(0.25%) [7]	12.51%	18.23%	16.32%	(22.64%)	2.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,755	$61,818	$44,423	$22,310	$17,730	$114,299
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.16%	1.12%	1.19%	1.17% [8]	0.78%	0.75%
Expenses excluding waivers/reimbursements
and expense reductions	1.34%	1.33%	1.57%	1.95% [8]	1.06%	0.94%
Net investment income (loss)	0.90%	1.15%	1.01%	1.38% [8]	1.52%	1.97%
Portfolio turnover rate	99%	60%	130%	56%	150%	72%

[1] For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.
[2] Effective at the close of business on January 3, 2003, the Fund acquired the net assets of GMO Pelican Fund. GMO Pelican Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to January 6, 2003 are those of GMO Pelican Fund.
[3] As required, effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits Investment
Companies, and began amortizing premium on its fixed-income securities. The effects of of this change for the year ended February 28,
2002 were a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02;
and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
[4] Net investment income (loss) per share is based on average shares outstanding during the period.
[5] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[6] Excluding applicable sales charges
[7] Total return increased by 0.17% during the year due to a voluntary reimbursement by the investment sub-advisor for losses incurred due to the correction of a trading error.
[8] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,				Year Ended
					February 28,
CLASS B	2006	2005	2004	2003 [1]	2003 [2]

Net asset value, beginning of period	$ 11.51	$ 10.34	$ 8.82	$ 7.76	$ 8.55

Income from investment operations
Net investment income (loss)	0.01	0.04	0.02 [3]	0.01 [3]	0 [3]
Net realized and unrealized gains or losses on investments	(0.13)	1.15	1.51	1.20	(0.79)

Total from investment operations	(0.12)	1.19	1.53	1.21	(0.79)

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.01)	(0.15)	0

Net asset value, end of period	$ 11.37	$ 11.51	$ 10.34	$ 8.82	$ 7.76

Total return [4]	(1.05%) [5]	11.57%	17.33%	15.71%	(9.24%)

Ratios and supplemental data
Net assets, end of period (thousands)	$21,500	$25,751	$19,835	$5,790	$1,174
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.94%	1.94%	2.05%	2.14% [6]	2.15% [6]
Expenses excluding waivers/reimbursements and
expense reductions	2.12%	2.11%	2.41%	2.91% [6]	2.15% [6]
Net investment income (loss)	0.12%	0.33%	0.15%	0.34% [6]	0.13% [6]
Portfolio turnover rate	99%	60%	130%	56%	150%

[1] For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.
[2] For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.
[3] Net investment income (loss) per share is based on average shares outstanding during the period.
[4] Excluding applicable sales charges
[5] Total return increased by 0.17% during the year due to a voluntary reimbursement by the investment sub-advisor for losses incurred due to the correction of a trading error.
[6] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,				Year Ended
					February 28,
CLASS C	2006	2005	2004	2003 [1]	2003 [2]

Net asset value, beginning of period	$ 11.52	$ 10.35	$ 8.83	$ 7.76	$ 8.55

Income from investment operations
Net investment income (loss)	0.01	0.04	0.01 [3]	0.01 [3]	0 [3]
Net realized and unrealized gains or losses on investments	(0.12)	1.15	1.52	1.20	(0.79)

Total from investment operations	(0.11)	1.19	1.53	1.21	(0.79)

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.01)	(0.14)	0

Net asset value, end of period	$ 11.39	$ 11.52	$ 10.35	$ 8.83	$ 7.76

Total return [4]	(0.97%) [5]	11.54%	17.33%	15.73%	(9.24%)

Ratios and supplemental data
Net assets, end of period (thousands)	$8,625	$11,827	$10,860	$2,824	$144
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.94%	1.94%	2.05%	2.16% [6]	2.14% [6]
Expenses excluding waivers/reimbursements and
expense reductions	2.12%	2.11%	2.41%	2.93% [6]	2.14% [6]
Net investment income (loss)	0.12%	0.35%	0.15%	0.29% [6]	0.25% [6]
Portfolio turnover rate	99%	60%	130%	56%	150%

[1] For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.
[2] For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.
[3] Net investment income (loss) per share is based on average shares outstanding during the period.
[4] Excluding applicable sales charges
[5] Total return increased by 0.18% during the year due to a voluntary reimbursement by the investment sub-advisor for losses incurred due to the correction of a trading error.
[6] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,				Year Ended
					February 28,
CLASS I	2006	2005	2004	2003 [1]	2003 [2]

Net asset value, beginning of period	$11.53	$ 10.36	$ 8.84	$ 7.76	$8.55

Income from investment operations
Net investment income (loss)	0.12 [3]	0.13 [3]	0.12 [3]	0.09	0.01 [3]
Net realized and unrealized gains or losses on investments	(0.11)	1.17	1.50	1.17	(0.80)

Total from investment operations	0.01	1.30	1.62	1.26	(0.79)

Distributions to shareholders from
Net investment income	(0.14)	(0.13)	(0.10)	(0.18)	0

Net asset value, end of period	$11.40	$ 11.53	$10.36	$ 8.84	$7.76

Total return	0.05% [4]	12.60%	18.36%	16.36%	(9.24%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,177	$46,279	$6,316	$ 476	$ 136
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.94%	0.94%	1.06%	1.14% [5]	1.21% [5]
Expenses excluding waivers/reimbursements and
expense reductions	1.12%	1.11%	1.42%	1.91% [5]	1.21% [5]
Net investment income (loss)	1.04%	1.18%	1.15%	1.34% [5]	1.09% [5]
Portfolio turnover rate	99%	60%	130%	56%	150%

[1] For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.
[2] For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.
[3] Net investment income (loss) per share is based on average shares outstanding during the period.
[4] Total return increased by 0.18% during the year due to a voluntary reimbursement by the investment sub-advisor for losses incurred due to the correction of a trading error.
[5] Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2006

	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 12.5%
Auto Components 0.8%
Johnson Controls, Inc	8,100	$621,756

Automobiles 0.8%
Harley-Davidson, Inc. (p)	12,000	684,000

Diversified Consumer Services 0.0%
Weight Watchers International, Inc	600	24,006

Hotels, Restaurants & Leisure 0.2%
Applebee's International, Inc. (p)	9,200	163,392

Household Durables 1.6%
Centex Corp	7,700	364,287
KB Home (p)	11,300	480,476
Pulte Homes, Inc. (p)	8,900	253,650
Whirlpool Corp	2,600	200,694

		1,299,107

Media 0.4%
Omnicom Group, Inc	3,800	336,338

Multi-line Retail 0.5%
Dollar General Corp. (p)	27,100	363,682

Specialty Retail 6.7%
Bed, Bath & Beyond, Inc. *	14,000	468,720
Best Buy Co., Inc	7,300	330,982
Home Depot, Inc	66,300	2,301,273
Lowe's Cos	76,900	2,180,115
TJX Companies, Inc	6,000	146,220

		5,427,310

Textiles, Apparel & Luxury Goods 1.5%
Jones Apparel Group, Inc	19,100	565,360
Liz Claiborne, Inc	18,400	650,440

		1,215,800

CONSUMER STAPLES 10.1%
Food & Staples Retailing 6.2%
Kroger Co	39,100	896,563
Safeway, Inc	22,700	637,416
SUPERVALU, Inc	17,000	460,870
Wal-Mart Stores, Inc	48,100	2,140,450
Walgreen Co	18,100	846,718

		4,982,017

Food Products 1.4%
Dean Foods Co. *	18,200	683,046
Sara Lee Corp	28,100	474,890

		1,157,936

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.4%
Kimberly-Clark Corp	5,100	$311,355

Tobacco 2.1%
Altria Group, Inc	21,400	1,711,358

ENERGY 7.7%
Oil, Gas & Consumable Fuels 7.7%
Anadarko Petroleum Corp	23,400	1,070,316
Chevron Corp	9,100	598,598
ConocoPhillips	18,700	1,283,568
Exxon Mobil Corp	33,100	2,242,194
Occidental Petroleum Corp	9,700	1,045,175

		6,239,851

FINANCIALS 25.4%
Capital Markets 0.6%
Bear Stearns Cos	800	113,496
Morgan Stanley	6,200	412,300

		525,796

Commercial Banks 2.7%
Comerica, Inc	7,700	450,835
National City Corp	38,200	1,375,200
PNC Financial Services Group, Inc	300	21,252
TD Banknorth, Inc	7,700	223,300
U.S. Bancorp	3,600	115,200

		2,185,787

Consumer Finance 0.4%
Capital One Financial Corp	4,600	355,810

Diversified Financial Services 6.8%
Bank of America Corp	30,624	1,578,054
Citigroup, Inc	81,000	3,913,110

		5,491,164

Insurance 10.7%
AFLAC, Inc	21,600	953,424
Allstate Corp	16,600	943,212
Ambac Financial Group, Inc	10,300	856,033
American International Group, Inc	30,900	1,874,703
Chubb Corp	11,800	594,956
CNA Financial Corp. * (p)	24,400	828,380
Hartford Financial Services Group, Inc	4,500	381,780
Marsh & McLennan Cos	3,000	81,090
Old Republic International Corp. (p)	54,525	1,159,747
Progressive Corp	20,000	483,800
Protective Life Corp	10,400	481,624

		8,638,749

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 4.2%
Fannie Mae	30,300	$1,451,673
IndyMac Bancorp, Inc. (p)	2,800	118,300
New York Community Bancorp, Inc. (p)	500	8,165
Radian Group, Inc	10,400	639,912
Washington Mutual, Inc. (p)	26,836	1,199,569

		3,417,619

HEALTH CARE 19.7%
Health Care Providers & Services 6.9%
AmerisourceBergen Corp	19,000	817,000
Cardinal Health, Inc	19,500	1,306,500
Express Scripts, Inc. *	7,900	608,537
Health Net, Inc. *	13,100	549,807
UnitedHealth Group, Inc	48,900	2,338,887

		5,620,731

Life Sciences Tools & Services 0.8%
Pharmaceutical Product Development, Inc	17,900	688,792

Pharmaceuticals 12.0%
Bristol-Myers Co	27,300	654,381
Forest Laboratories, Inc. *	18,300	847,473
Johnson & Johnson	17,300	1,082,115
Merck & Co., Inc	76,300	3,072,601
Pfizer, Inc	155,300	4,036,247

		9,692,817

INDUSTRIALS 3.7%
Air Freight & Logistics 0.3%
FedEx Corp	2,400	251,135

Commercial Services & Supplies 0.9%
Cendant Corp	50,000	750,500

Industrial Conglomerates 2.0%
General Electric Co	50,500	1,650,845

Machinery 0.5%
Danaher Corp	5,700	371,640

INFORMATION TECHNOLOGY 6.0%
Computers & Peripherals 2.7%
Dell, Inc. *	70,900	1,537,112
Lexmark International, Inc., Class A *	12,400	670,220

		2,207,332

Electronic Equipment & Instruments 0.6%
Ingram Micro, Inc., Class A *	26,900	474,247

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.3%
First Data Corp	25,800	$1,053,930

Software 1.4%
Microsoft Corp	46,200	1,110,186

MATERIALS 0.6%
Chemicals 0.6%
Ashland, Inc	7,700	512,127

TELECOMMUNICATION SERVICES 9.0%
Diversified Telecommunication Services 9.0%
AT&T, Inc	93,400	2,801,066
BellSouth Corp	23,800	932,246
Verizon Communications, Inc	105,100	3,554,482

		7,287,794

UTILITIES 1.7%
Electric Utilities 0.6%
American Electric Power Co., Inc	13,300	480,396

Multi-Utilities 1.1%
Sempra Energy	17,700	854,202

Total Common Stocks (cost $74,524,745)		78,159,507

SHORT-TERM INVESTMENTS 6.5%
MUTUAL FUND SHARES 6.5%
Evergreen Institutional Money Market Fund ø ƒ	593,474	593,474
Navigator Prime Portfolio (p)(p)	4,669,506	4,669,506

Total Short-Term Investments (cost $5,262,980)		5,262,980

Total Investments (cost $79,787,725) 102.9%		83,422,487
Other Assets and Liabilities (2.9%)		(2,365,550)

Net Assets 100.0%		$81,056,937

(p)	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
(p)(p)	Represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2006

The following table shows the percent of total long-term investments by sector as of July 31, 2006:

Financials	26.3%
Health Care	20.5%
Consumer Discretionary	13.0%
Consumer Staples	10.4%
Telecommunication Services	9.3%
Energy	8.0%
Information Technology	6.2%
Industrials	3.9%
Utilities	1.7%
Materials	0.7%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006

Assets
Investments in securities, at value (cost $79,194,251) including $4,470,771
of securities loaned	$82,829,013
Investments in affiliated money market fund, at value (cost $593,474)	593,474

Total investments	83,422,487
Cash	12,922
Receivable for securities sold	4,937,499
Receivable for Fund shares sold	36,563
Dividends receivable	141,504
Receivable for securities lending income	117
Prepaid expenses and other assets	25,983

Total assets	88,577,075

Liabilities
Payable for securities purchased	2,517,807
Payable for Fund shares redeemed	288,444
Payable for securities on loan	4,669,506
Payable for daily variation margin on open futures contracts	4,375
Advisory fee payable	931
Distribution Plan expenses payable	1,126
Due to other related parties	3,119
Accrued expenses and other liabilities	34,830

Total liabilities	7,520,138

Net assets	$81,056,937

Net assets represented by
Paid-in capital	$75,624,547
Undistributed net investment income	53,549
Accumulated net realized gains on investments	1,735,532
Net unrealized gains on investments	3,643,309

Total net assets	$81,056,937

Net assets consists of
Class A	$48,754,774
Class B	21,500,442
Class C	8,624,591
Class I	2,177,130

Total net assets	$81,056,937

Shares outstanding (unlimited number of shares authorized)
Class A	4,275,685
Class B	1,890,187
Class C	757,015
Class I	191,022

Net asset value per share
Class A	$11.40
Class A-Offering price (based on sales charge of 5.75%)	$12.10
Class B	$11.37
Class C	$11.39
Class I	$11.40

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended July 31, 2006

Investment income
Dividends	$2,182,291
Income from affiliate	158,682
Interest	6,615
Securities lending	3,759

Total investment income	2,351,347

Expenses
Advisory fee	806,998
Distribution Plan expenses
Class A	121,977
Class B	236,641
Class C	103,867
Administrative services fee	114,619
Transfer agent fees	213,278
Trustees' fees and expenses	3,599
Printing and postage expenses	33,299
Custodian and accounting fees	37,905
Registration and filing fees	58,502
Professional fees	19,104
Other	4,424

Total expenses	1,754,213
Less: Expense reductions	(2,526)
Fee waivers and expense reimbursements	(208,097)

Net expenses	1,543,590

Net investment income	807,757

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	6,216,384
Futures contracts	20,641
Net increase from payments by the investment sub-advisor for net losses realized
due to the correction of a trading error	231,079

Net realized gains on investments	6,468,104
Net change in unrealized gains or losses on investments	(7,200,831)

Net realized and unrealized gains or losses on investments	(732,727)

Net increase in net assets resulting from operations	$75,030

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2006		2005

Operations
Net investment income		$807,757		$1,024,392
Net realized gains on investments		6,468,104		2,648,638
Net change in unrealized gains or losses
on investments		(7,200,831)		8,784,886

Net increase in net assets resulting from
operations		75,030		12,457,916

Distributions to shareholders from
Net investment income
Class A		(551,587)		(550,391)
Class B		(41,259)		(53,622)
Class C		(16,654)		(25,104)
Class I		(313,811)		(312,054)

Total distributions to shareholders		(923,311)		(941,171)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	472,852	5,384,582	1,718,080	18,570,873
Class B	195,268	2,208,868	786,667	8,473,343
Class C	121,932	1,382,121	252,495	2,699,412
Class I	553,220	6,237,837	3,989,207	44,619,212

		15,213,408		74,362,840

Net asset value of shares issued in
reinvestment of distributions
Class A	43,564	497,963	45,759	503,531
Class B	3,315	37,728	4,512	49,144
Class C	1,184	13,505	1,905	20,723
Class I	26,265	300,328	25,087	279,151

		849,524		852,549

Automatic conversion of Class B shares
to Class A shares
Class A	81,827	937,670	89,004	979,546
Class B	(82,053)	(937,670)	(89,228)	(979,546)

		0		0

Payment for shares redeemed
Class A	(1,681,584)	(19,091,804)	(781,468)	(8,569,146)
Class B	(464,524)	(5,277,726)	(382,288)	(4,158,377)
Class C	(392,817)	(4,453,316)	(276,953)	(3,013,428)
Class I	(4,400,559)	(51,009,935)	(611,733)	(6,749,351)

		(79,832,781)		(22,490,302)

Net increase (decrease) in net assets
resulting from capital share transactions		(63,769,849)		52,725,087

Total increase (decrease) in net assets		(64,618,130)		64,241,832
Net assets
Beginning of period		145,675,067		81,433,235

End of period		$81,056,937		$145,675,067

Undistributed net investment income		$53,549		$169,103

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Large Cap Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

19

NOTES TO FINANCIAL STATEMENTS continued

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

20

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2006, EIMC waived its advisory fee in the amount of $205,519 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $2,578.

During the year ended July 31, 2006, the Fund incurred a loss of $231,079 due to the correction of a trading error. GMO reimbursed the Fund for the loss, which had an impact of approximately $0.02 per share on the net asset values of each class of shares of the Fund.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Class A assets received from the predecessor fund, GMO Pelican Fund, are not assessed a distribution fee.

For the year ended July 31, 2006, EIS received $7,859 from the sale of Class A shares and $63,503 and $912 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

21

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $108,642,864 and $168,029,470, respectively, for the year ended July 31, 2006.

At July 31, 2006, the Fund had open long futures contracts outstanding as follows:

Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	July 31, 2006	Gain

September 2006	7 S&P 500 Index	$ 2,234,603	$ 2,243,150	$ 8,547

During the year ended July 31, 2006, the Fund loaned securities to certain brokers. At July 31, 2006, the value of securities on loan and the value of collateral amounted to $4,470,771 and $4,669,506, respectively.

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $81,322,406. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,105,177 and $3,005,096, respectively, with a net unrealized appreciation of $2,100,081.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$ 53,549	$ 3,278,760	$ 2,100,081

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $923,311 and $941,171 of ordinary income for the years ended July 31, 2006 and July 31, 2005, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

22

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended July 31, 2006, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated

23

NOTES TO FINANCIAL STATEMENTS continued

broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from

24

NOTES TO FINANCIAL STATEMENTS continued

them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT DISTRIBUTIONS

On September 14, 2006, the Fund declared distributions from net investment income to shareholder of record on September 13, 2006. The per share amounts payable on September 15, 2006 were as follows:

Net
Investment
Income

Class A	$ .0322
Class B	.0093
Class C	.0091
Class I	.0388

These distributions are not reflected in the accompanying financial statements.

14. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer's tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund's financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund's financial statements.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Large Cap Value Fund, a series of Evergreen Equity Trust, as of July 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Large Cap Value Fund as of July 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2006

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended July 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2006, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

27

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567600 rv3  9/2006

Evergreen Disciplined Small-Mid Value Fund

Evergreen

DISCIPLINED SMALL-MID VALUE FUND

Annual Report
as of July 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENT OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Disciplined Small-Mid Value Fund, covering the period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

After experiencing robust growth through 2005, the nation's economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation's central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen's Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless still were rising at what we believed to be more sustainable paces.

In the equity markets, domestic stocks tended to produce moderate performance for the twelve months, but returns of the market indexes masked considerable short-term volatility. Large-cap names finally started to show a performance edge over small- and mid-cap stocks, while value stocks, including cyclical corporations, continued to outperform growth. Stock performance was uneven from sector to sector, and results were heavily influenced by relatively narrow groups of stocks. International stocks generated higher returns, albeit with greater volatility.

1

LETTER TO SHAREHOLDERS continued

In this environment, the management teams of Evergreen's actively managed equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. For example, the managers of the Evergreen Equity Income Fund focused on companies with the ability to maintain and increase their dividend flows to shareholders. The Evergreen Fundamental Large Cap Fund emphasized large-cap companies with histories of stable earnings growth. The management team of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and either minimal or no debt. Portfolio managers of Evergreen Small Cap Value Fund emphasized investments in smaller companies with superior returns on equity, strong balance sheets and consistent earnings. The Evergreen Special Values Fund favored small, high-quality companies with strong balance sheets. Managers of the Evergreen Disciplined Value Fund employed a combination of quantitative tools and traditional fundamental equity analysis to assess prospects of large-company stocks, while the team supervising the Evergreen Disciplined Small-Mid Value Fund used a similar strategy in investing in smaller companies. The team managing the Evergreen Equity Index Fund used a highly disciplined process to control trading and operational costs while reflecting the Standard and Poor's 500 Index.

We continue to encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or "wrap" programs or purchases by a "fund of funds" into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Also, effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

3

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/14/2005

	Class A	Class I
Class inception date	12/14/2005	12/14/2005

Nasdaq symbol	EDASX	EDISX

Cumulative return

Since portfolio inception with sales charge	-1.60%	N/A

Since portfolio inception w/o sales charge	4.40%	4.50%

Maximum sales charge	5.75%	N/A
	Front-end

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class I, please go to EvergreenInvestments.com/fundperformance. Class A shares are not available for sale to the public. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund's performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund's recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The fund incurs a 12b-1 fee of 0.30% for Class A. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Disciplined Small-Mid Value Fund Class I shares versus a similar investment in the Russell 2500 Value Index (Russell 2500 Value) and the Consumer Price Index (CPI).

The Russell 2500 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 4.50% for the period ended July 31, 2006. During the same period, the Russell 2500 Value returned 4.16% .

The fund seeks long-term capital growth.

During the first half of 2006, the environment for small- and mid-cap value stocks was particularly healthy, with seven of the 10 sectors of the market producing positive returns. The best performing sector was telecommunications services, where companies gained an average of 18%. Financial companies returned 8%, but because they comprised the largest component of the index (33%) they had an especially noteworthy impact on results for the index and the fund. Other sectors that performed particularly well included utilities and energy, both of which produced double-digit results for the period. The consumer discretionary sector was the worst-performing part of the index, losing almost 4%, while information technology and health care produced fractionally negative results.

The portfolio manager of the fund uses a disciplined investment style in finding value and quality in assessing the attractiveness of stocks in the Russell 2500 Value Index. He primarily uses a series of quantitative tools, which he combines with some traditional fundamental analysis. Sector weightings tend to be close to those of the index.

Stock selection within the energy sector provided the greatest support for relative fund performance, as fund holdings gained an average 28%, compared to the 13% return for the energy sector in the index. The top individual stock selection was Veritas DGC, a geophysical analytical company providing specialized services in energy exploration activities. This one stock gained more than 61% in the first seven months of 2006. Another area that provided noteworthy support to performance was utilities stocks, where the fund outpaced the 14% return in the index.

Stock selection in the health care sector was less successful, primarily because we did not own several companies that performed well. We did not have a position, for example, in Thermo Electron Corp., which produces laboratory equipment for the health care industry, but its share price rose by more than 20% for the period.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,001.92	$ 5.61
Class I	$ 1,000.00	$ 1,002.88	$ 4.62
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.19	$ 5.66
Class I	$ 1,000.00	$ 1,020.18	$ 4.66

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.13% for Class A and 0.93% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
CLASS A	July 31, 2006 [1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.06
Net realized and unrealized gains or losses on investments	0.38

Total from investment operations	0.44

Net asset value, end of period	$10.44

Total return [2]	4.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11% [3]
Expenses excluding waivers/reimbursements and expense reductions	3.38% [3]
Net investment income (loss)	0.97% [3]
Portfolio turnover rate	63%

[1] For the period from December 14, 2005 (commencement of class operations), to July 31, 2006.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
CLASS I	July 31, 2006 [1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.07
Net realized and unrealized gains or losses on investments	0.38

Total from investment operations	0.45

Net asset value, end of period	$10.45

Total return	4.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,665
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.93% [2]
Expenses excluding waivers/reimbursements and expense reductions	3.20% [2]
Net investment income (loss)	1.20% [2]
Portfolio turnover rate	63%

[1] For the period from December 14, 2005 (commencement of class operations), to July 31, 2006.
[2] Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

July 31, 2006

	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 11.5%
Auto Components 0.6%
Autoliv, Inc.	737	$41,397

Hotels, Restaurants & Leisure 1.8%
Bob Evans Farms, Inc.	1,247	34,342
Domino's Pizza, Inc.	1,613	36,680
IHOP Corp. (p)	1,116	50,733

		121,755

Household Durables 0.8%
Furniture Brands International, Inc. (p)	2,474	49,629

Media 0.8%
Emmis Communications Corp. *	1,934	28,662
Harris Interactive, Inc. *	4,793	27,272

		55,934

Multi-line Retail 0.9%
Dillard's, Inc., Class A	1,928	57,898

Specialty Retail 2.1%
Gymboree Corp.	742	24,872
Payless ShoeSource, Inc. *	2,210	57,195
Rent-A-Center, Inc. *	2,067	55,664

		137,731

Textiles, Apparel & Luxury Goods 4.5%
Brown Shoe Co., Inc.	1,827	59,158
Kellwood Co. (p)	2,349	62,131
Phillips-Van Heusen Corp.	1,784	63,386
Skechers USA, Inc. *	2,430	52,998
Steven Madden, Ltd.	1,887	63,139

		300,812

CONSUMER STAPLES 4.3%
Beverages 0.6%
PepsiAmericas, Inc.	1,771	40,025

Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	1,527	34,556
Longs Drug Stores Corp.	801	32,937
Spartan Stores, Inc.	2,707	40,605

		108,098

Food Products 0.6%
Ralcorp Holdings, Inc.	914	38,095

Household Products 0.9%
Energizer Holdings, Inc. *	954	60,703

Tobacco 0.6%
Universal Corp.	1,188	41,960

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
ENERGY 4.4%
Energy Equipment & Services 1.8%
Helmerich & Payne, Inc.	1,871	$51,789
Veritas DGC, Inc. *	1,154	66,090

		117,879

Oil, Gas & Consumable Fuels 2.6%
Alon USA Energy, Inc.	1,533	58,760
Tesoro Corp.	950	71,060
USEC, Inc.	4,266	44,921

		174,741

FINANCIALS 31.6%
Capital Markets 0.8%
Knight Capital Group, Inc., Class A *	3,272	54,119

Commercial Banks 3.4%
Commerce Bancshares, Inc.	1,172	59,631
Community Trust Bancorp, Inc. (p)	1,705	62,744
Independent Bank Corp.	1,745	44,690
Irwin Financial Corp. (p)	3,061	60,087

		227,152

Consumer Finance 2.0%
Advanta Corp., Class B	922	33,220
Cash America International, Inc.	1,824	62,472
CompuCredit Corp. (p)	1,098	35,871

		131,563

Diversified Financial Services 0.5%
Marlin Business Services Corp. * (p)	1,713	35,562

Insurance 5.3%
American Physicians Capital, Inc. *	925	42,865
Infinity Property & Casualty Corp.	1,057	43,432
LandAmerica Financial Group, Inc. (p)	1,014	64,724
Ohio Casualty Corp.	934	24,209
Safety Insurance Group, Inc.	1,038	55,076
Stewart Information Services Corp.	1,509	51,879
Universal American Financial Corp.	1,616	68,050

		350,235

Real Estate Investment Trusts 10.7%
American Home Mortgage Investment Corp. (p)	1,842	64,323
Anthracite Capital, Inc.	4,697	57,632
Arbor Realty Trust, Inc.	2,243	57,802
Capital Trust, Inc.	1,521	52,292
Deerfield Triarc Capital Corp.	4,307	58,661
Fieldstone Investment Corp. (p)	4,239	38,363
Health Care Property Investors, Inc.	2,673	73,294

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts continued
HRPT Properties Trust (p)	3,335	$39,186
IMPAC Mortgage Holdings, Inc. (p)	3,038	32,719
LTC Properties, Inc.	1,814	40,035
National Retail Properties, Inc. (p)	2,859	59,582
Nationwide Health Properties, Inc.	3,212	76,189
Redwood Trust, Inc.	1,376	65,470

		715,548

Thrifts & Mortgage Finance 8.9%
Anchor Bancorp Wisconsin, Inc. (p)	2,122	63,023
BankUnited Financial Corp.	1,812	53,617
Corus Bankshares, Inc. (p)	1,121	25,884
Downey Financial Corp.	836	55,469
FirstFed Financial Corp. * (p)	1,077	60,797
Fremont General Corp. (p)	3,355	59,551
IndyMac Bancorp, Inc.	1,501	63,417
ITLA Capital Corp.	676	33,604
PMI Group, Inc.	1,769	75,112
Radian Group, Inc.	1,001	61,592
WSFS Financial Corp.	620	38,142

		590,208

HEALTH CARE 5.6%
Biotechnology 1.0%
Applera Corp. - Celera Genomics Group *	3,263	44,051
Savient Pharmaceuticals, Inc. *	3,987	23,523

		67,574

Health Care Equipment & Supplies 1.2%
Datascope Corp.	912	28,026
Zoll Medical Corp. *	1,386	48,731

		76,757

Health Care Providers & Services 0.8%
Health Net, Inc. *	1,303	54,687

Life Sciences Tools & Services 0.9%
Bio-Rad Laboratories, Inc. *	864	56,929

Pharmaceuticals 1.7%
Alpharma, Inc.	1,902	42,947
King Pharmaceuticals, Inc. *	4,195	71,399

		114,346

INDUSTRIALS 11.1%
Aerospace & Defense 1.0%
Sypris Solutions, Inc.	4,513	31,997
Triumph Group, Inc. *	737	35,369

		67,366

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 1.6%
CBIZ, Inc. * (p)	5,024	$37,077
PHH Corp. *	1,268	31,713
Spherion Corp. *	4,685	35,606

		104,396

Construction & Engineering 0.8%
EMCOR Group, Inc.	1,099	56,620

Electrical Equipment 1.6%
Belden CDT, Inc.	1,913	62,077
Regal-Beloit Corp.	1,091	43,367

		105,444

Machinery 3.3%
Mueller Industries, Inc.	782	28,731
SPX Corp.	1,461	79,844
Terex Corp. *	1,475	66,139
Valmont Industries, Inc.	930	47,290

		222,004

Road & Rail 2.0%
Laidlaw International, Inc.	2,714	71,921
Ryder System, Inc.	1,204	60,681

		132,602

Trading Companies & Distributors 0.8%
GATX Corp.	1,393	54,592

INFORMATION TECHNOLOGY 10.0%
Communications Equipment 1.8%
Ciena Corp. * (p)	10,220	37,098
Polycom, Inc. *	1,725	38,295
Sycamore Networks, Inc. *	12,595	45,846

		121,239

Computers & Peripherals 0.7%
Brocade Communications Systems, Inc. *	7,887	49,373

Electronic Equipment & Instruments 2.9%
AVX Corp. (p)	3,223	48,796
Newport Corp.	2,572	46,888
Tech Data Corp. *	1,417	52,684
Technitrol, Inc.	1,706	42,275

		190,643

Internet Software & Services 0.6%
SonicWALL, Inc. *	3,687	36,870

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.6%
Ceridian Corp.. *	1,384	$33,230
CheckFree Corp. *	785	34,932
MPS Group, Inc. *	2,731	35,476

		103,638

Semiconductors & Semiconductor Equipment 1.2%
Conexant Systems, Inc. * (p)	10,856	19,432
Intersil Corp.	1,454	34,184
Zoran Corp. *	1,696	27,221

		80,837

Software 1.2%
Fair Isaac Corp.	912	30,807
Lawson Software, Inc. * (p)	4,636	31,061
Mentor Graphics Corp. *	1,464	20,174

		82,042

MATERIALS 6.6%
Chemicals 1.9%
H.B. Fuller Co.	694	27,746
PolyOne Corp. *	5,799	48,422
Spartech Corp.	2,320	53,546

		129,714

Construction Materials 0.6%
Texas Industries, Inc. (p)	831	41,035

Containers & Packaging 2.2%
Myers Industries, Inc.	2,225	37,024
Pactiv Corp. *	2,236	54,804
Temple-Inland, Inc.	1,237	52,622

		144,450

Metals & Mining 1.9%
Carpenter Technology Corp.	605	59,532
Quanex Corp.	1,190	43,185
Steel Dynamics, Inc.	399	23,150

		125,867

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.1%
CenturyTel, Inc.	1,948	75,134

Wireless Telecommunication Services 0.6%
Leap Wireless International, Inc. *	860	38,442

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
UTILITIES 9.6%
Electric Utilities 1.8%
Great Plains Energy, Inc. (p)	1,466	$42,998
Pepco Holdings, Inc.	3,168	77,616

		120,614

Gas Utilities 3.2%
Laclede Group, Inc. (p)	2,040	67,789
National Fuel Gas Co.	1,965	72,980
New Jersey Resources Corp.	1,467	73,248

		214,017

Independent Power Producers & Energy Traders 0.4%
Black Hills Corp. (p)	758	27,159

Multi-Utilities 4.2%
Alliant Energy Corp.	2,265	81,948
CenterPoint Energy, Inc. (p)	6,293	86,466
NSTAR	1,622	50,558
OGE Energy Corp.	1,569	59,386

		278,358

Total Common Stocks (cost $6,267,186)		6,423,793

EXCHANGE TRADED FUNDS 3.4%
iShares Russell 2000 Value Index Fund (p)	1,483	105,782
iShares Russell Midcap Value Index Fund (p)	909	119,361

Total Exchange Traded Funds (cost $220,417)		225,143

SHORT-TERM INVESTMENTS 28.7%
MUTUAL FUND SHARES 28.7%
Evergreen Institutional Money Market Fund ø	390,337	390,337
Navigator Prime Portfolio (p)(p)	1,523,362	1,523,362

Total Short-Term Investments (cost $1,913,699)		1,913,699

Total Investments (cost $8,401,302) 128.5%		8,562,635
Other Assets and Liabilities (28.5%)		(1,896,565)

Net Assets 100.0%		$6,666,070

(p)	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2006

The following table shows the percent of total long-term investments by sector as of July 31, 2006:

Financials	31.7%
Consumer Discretionary	11.5%
Industrials	11.2%
Information Technology	10.0%
Utilities	9.6%
Materials	6.6%
Health Care	5.6%
Energy	4.4%
Consumer Staples	4.3%
Telecommunication Services	1.7%
Other	3.4%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006

Assets
Investments in securities, at value (cost $8,010,965) including $1,386,749 of securities loaned	$8,172,298
Investments in affiliated money market fund, at value (cost $390,337)	390,337

Total investments	8,562,635
Receivable for securities sold	555,913
Receivable for Fund shares sold	9,254
Dividends receivable	5,449
Receivable for securities lending income	360
Receivable from investment advisor	358
Prepaid expenses and other assets	9,963

Total assets	9,143,932

Liabilities
Payable for securities purchased	924,244
Payable for securities on loan	1,523,362
Due to related parties	469
Accrued expenses and other liabilities	29,787

Total liabilities	2,477,862

Net assets	$6,666,070

Net assets represented by
Paid-in capital	$6,461,348
Undistributed net investment income	42,757
Accumulated net realized gains on investments	632
Net unrealized gains on investments	161,333

Total net assets	$6,666,070

Net assets consists of
Class A	$1,044
Class I	6,665,026

Total net assets	$6,666,070

Shares outstanding (unlimited number of shares authorized)
Class A	100
Class I	637,702

Net asset value per share
Class A	$10.44
Class A - Offering price (based on sales charge of 5.75%)	$11.08
Class I	$10.45

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Period Ended July 31, 2006 (a)

Investment income
Dividends	$68,777
Income from affiliate	3,562
Interest	2,111
Securities lending	1,056

Total investment income	75,506

Expenses
Advisory fee	24,883
Distribution Plan expenses	2
Administrative services fee	3,533
Transfer agent fees	50
Trustees' fees and expenses	252
Printing and postage expenses	21,946
Custodian and accounting fees	2,220
Registration and filing fees	42,007
Professional fees	16,342
Other	2,399

Total expenses	113,634
Less: Expense reductions	(183)
Fee waivers and expense reimbursements	(80,745)

Net expenses	32,706

Net investment income	42,800

Net realized and unrealized gains or losses on investments
Net realized gains on investments	589
Net change in unrealized gains or losses on investments	161,333

Net realized and unrealized gains or losses on investments	161,922

Net increase in net assets resulting from operations	$204,722

(a) For the period from December 14, 2005 (commencement of operations), to July 31, 2006.

See Notes to Financial Statements

17

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended
	July 31, 2006(a)

Operations
Net investment income		$42,800
Net realized gains on investments		589
Net change in unrealized gains or losses on investments		161,333

Net increase in net assets resulting from operations		204,722

	Shares
Capital share transactions
Proceeds from shares sold
Class A	100	1,000
Class I	642,560	6,511,609

		6,512,609

Payment for shares redeemed
Class I	(4,858)	(51,261)

Net increase in net assets resulting from capital share transactions		6,461,348

Total increase in net assets		6,666,070
Net assets
Beginning of period		0

End of period		$6,666,070

Undistributed net investment income		$42,757

(a) For the period from December 14, 2005 (commencement of operations), to July 31, 2006.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Disciplined Small-Mid Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class A shares are currently not available for sale to the public. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class A shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

19

NOTES TO FINANCIAL STATEMENTS continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase.

20

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the period ended July 31, 2006, EIMC waived its advisory fee in the amount of $24,883 and reimbursed other expenses in the amount of $55,862.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class A shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $10,185,568 and $3,523,599, respectively, for the period ended July 31, 2006.

During the period ended July 31, 2006, the Fund loaned securities to certain brokers. At July 31, 2006, the value of securities on loan and the value of collateral amounted to $1,386,749 and $1,523,362, respectively.

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $8,418,373. The gross unrealized appreciation and depreciation on securities based on tax cost was $398,560 and $254,298, respectively, with a net unrealized appreciation of $144,262.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended July 31, 2006, the Fund did not participate in the interfund lending program.

21

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized
Ordinary Income	Appreciation

$ 60,460	$ 144,262

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. Effective July 3, 2006, the Fund was eligible to participate in the $100 million credit facility. All of the participating funds are charged an annual commitment fee of 0.08% of the unused balance, which is allocated pro rata. During the period ended July 31, 2006, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.

22

NOTES TO FINANCIAL STATEMENTS continued

The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer's tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund's financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund's financial statements.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Disciplined Small-Mid Value Fund, a series of Evergreen Equity Trust, as of July 31, 2006, and the related statements of operations and changes in net assets, and the financial highlights for the period from December 14, 2005 (commencement of operations) to July 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Disciplined Small-Mid Value Fund as of July 31, 2006, the results of its operations, changes in its net assets and financial highlights for the period described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2006

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

575706   9/2006

Evergreen Special Values Fund

Evergreen

SPECIAL VALUES FUND

Annual Report
as of July 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Special Values Fund, covering the twelve-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation’s central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless still were rising at what we believed to be more sustainable paces.

In the equity markets, domestic stocks tended to produce moderate performance for the twelve months, but returns of the market indexes masked considerable short-term volatility. Large-cap names finally started to show a performance edge over small- and mid-cap stocks, while value stocks, including cyclical corporations, continued to outperform growth. Stock performance was uneven from sector to sector, and results were heavily influenced by relatively narrow groups of stocks. International stocks generated higher returns, albeit with greater volatility.

LETTER TO SHAREHOLDERS continued

In this environment, the management teams of Evergreen’s actively managed equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. For example, the managers of the Evergreen Equity Income Fund focused on companies with the ability to maintain and increase their dividend flows to shareholders. The Evergreen Fundamental Large Cap Fund emphasized large-cap companies with histories of stable earnings growth. The management team of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and either minimal or no debt. Portfolio managers of Evergreen Small Cap Value Fund emphasized investments in smaller companies with superior returns on equity, strong balance sheets and consistent earnings. The Evergreen Special Values Fund favored small, high-quality companies with strong balance sheets. Managers of the Evergreen Disciplined Value Fund employed a combination of quantitative tools and traditional fundamental equity analysis to assess prospects of large-company stocks, while the team supervising the Evergreen Disciplined Small-Mid Value Fund used a similar strategy in investing in smaller companies. The team managing the Evergreen Equity Index Fund used a highly disciplined process to control trading and operational costs while reflecting the Standard and Poor’s 500 Index.

We continue to encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notice to Shareholders:

Effective April 2, 2007, the Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or “wrap” programs or purchases by a “fund of funds” into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Also, effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

FUND AT A GLANCE
as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• James M. Tringas, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/7/1993
	Class A	Class B	Class C	Class I	Class R
Class inception date	5/7/1993	3/26/1999	12/12/2000	7/23/1996	10/10/2003

Nasdaq symbol	ESPAX	ESPBX	ESPCX	ESPIX	ESPRX

Average annual return*

1-year with sales charge	1.62%	2.21%	6.02%	N/A	N/A

1-year w/o sales charge	7.82%	6.94%	6.97%	8.05%	7.50%

5-year	11.80%	12.05%	12.31%	13.43%	12.99%

10-year	13.90%	13.98%	14.12%	14.85%	14.51%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 6/17/2002 are based on the performance of Classes A, B, C and Y of the fund’s predecessor fund, Wachovia Special Values Fund. The historical returns shown for Classes B, C and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B, C and R would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Special Values Fund Class A shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 7.82% for the twelve-month period ended July 31, 2006, excluding any applicable sales charges. During the same period, the Russell 2000 Value returned 6.93% .

The fund seeks growth of capital.

The fund performed well during a volatile period, outpacing the benchmark. The fund’s outperformance came principally from stock selection, rather than sector weightings. It was a period in which dramatic increases in oil and natural gas prices had a significant impact on the markets. While energy-related stocks tended to perform well, high energy costs increased inflationary pressure and affected consumer behavior, putting significant stress on consumer discretionary stocks. The presence of private equity investors was one of the noteworthy influences on small cap value stocks during the twelve months. These investors tend to look for the same types of companies as the fund invests — high quality companies with strong balance sheets. Some of the funds holdings were acquired at premiums to their stock prices while other positions benefited indirectly from the presence of the private equity investors in the market.

Several investments were purchased by private equity groups or larger companies, resulting in healthy profits to the funds. LaQuinta, a hotel chain, was acquired by the Blackstone Group, a private equity investor. Similarly, Liberty Corp., which operated a television broadcaster in the Southeast, was purchased by Rayon, another broadcaster in the region, while Ryan’s Restaurant, Corp., with restaurants primarily in the Southeast, was acquired by Buffet’s, another restaurant chain. In addition, SSA Global Technologies, which developed software for large enterprises, was acquired and taken private by a competitor. Financial holdings that performed well for us were led by Investment Technology Group, an automated financial processing system, and Knight Capital Group, which provides a low-cost electronic trading system heavily used by options traders. In addition, Hancock Holding, a high-quality bank in the Southeast, benefited from its strong position in Louisiana in the wake of the damage caused by Hurricane Katrina. We had a number of successful information technology investments, including Technitrol, Moneygram and CommScope. As of the end of the period, the following securites were not held in the fund: LaQuinta, Rayon, SSA Global Technologies and Hancock Holding.

A number of consumer discretionary stocks proved to be detractors as the rising price of energy cut into the buying power of some consumers. Retailer Pier 1 made changes in its business model, but earnings slipped, undermining its share price. The stock price of Valassis Communications, a printer specializing in newspaper inserts and free-standing advertising pieces, also fell after investors reacted negatively to the company’s acquisition of a competitor. Video store chain Movie Gallery suffered from the effects of the combined influences of unattractive movie offerings and new types of competitors.

The Fund is currently closed to new investors.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

All data is as of July 31, 2006, and subject to change.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,003.51	$ 6.51
Class B	$ 1,000.00	$ 999.28	$ 10.21
Class C	$ 1,000.00	$ 999.64	$ 10.21
Class I	$ 1,000.00	$ 1,004.19	$ 5.27
Class R	$ 1,000.00	$ 1,002.12	$ 7.74
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.30	$ 6.56
Class B	$ 1,000.00	$ 1,014.58	$ 10.29
Class C	$ 1,000.00	$ 1,014.58	$ 10.29
Class I	$ 1,000.00	$ 1,019.54	$ 5.31
Class R	$ 1,000.00	$ 1,017.06	$ 7.80

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.31% for Class A, 2.06% for Class B, 2.06% for Class C, 1.06% for Class I and 1.56% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,					Year Ended
						November 30,
CLASS A	2006	2005	2004	2003	2002[1,2]	2001[1]

Net asset value, beginning of period	$ 30.03	$ 25.16	$ 20.62	$ 18.09	$ 20.29	$ 16.53

Income from investment operations
Net investment income (loss)	0.07	0.35	0	(0.02)	0.01	0.16[3]
Net realized and unrealized gains or losses on investments	1.95	5.87	4.54	3.12	(0.97)	3.97

Total from investment operations	2.02	6.22	4.54	3.10	(0.96)	4.13

Distributions to shareholders from
Net investment income	(0.21)	(0.18)	0	0	(0.10)	(0.24)
Net realized gains	(3.29)	(1.17)	0	(0.57)	(1.14)	(0.13)

Total distributions to shareholders	(3.50)	(1.35)	0	(0.57)	(1.24)	(0.37)

Net asset value, end of period	$ 28.55	$ 30.03	$ 25.16	$ 20.62	$ 18.09	$ 20.29

Total return[4]	7.82%	25.55%	22.02%	17.63%	(5.23%)	25.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$923,225	$1,161,899	$659,114	$375,118	$81,516	$76,469
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.31%	1.35%	1.37%	1.24%	1.19%[5]	1.20%
Expenses excluding waivers/reimbursements
and expense reductions	1.34%	1.40%	1.45%	1.36%	1.24%[5]	1.20%
Net investment income (loss)	0.33%	1.36%	(0.01%)	(0.13%)	0.08%[5]	0.84%
Portfolio turnover rate	49%	42%	38%	45%	32%	45%

1 Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to June 17, 2002 are those of Class A shares of Wachovia Special Values Fund.

2 For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,					Year Ended
						November 30,
CLASS B	2006	2005	2004	2003	2002[1,2]	2001[1]

Net asset value, beginning of period	$ 29.25	$ 24.54	$ 20.26	$ 17.92	$20.10	$16.40

Income from investment operations
Net investment income (loss)	(0.13)	0.15	(0.16)	(0.19)[3]	(0.11)[3]	0[3]
Net realized and unrealized gains or losses on investments	1.86	5.73	4.44	3.10	(0.92)	3.96

Total from investment operations	1.73	5.88	4.28	2.91	(1.03)	3.96

Distributions to shareholders from
Net investment income	0	0	0	0	(0.01)	(0.13)
Net realized gains	(3.29)	(1.17)	0	(0.57)	(1.14)	(0.13)

Total distributions to shareholders	(3.29)	(1.17)	0	(0.57)	(1.15)	(0.26)

Net asset value, end of period	$ 27.69	$ 29.25	$ 24.54	$ 20.26	$17.92	$20.10

Total return[4]	6.94%	24.69%	21.13%	16.79%	(5.67%)	24.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$179,710	$211,594	$202,069	$159,896	$2,967	$1,153
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.06%	2.06%	2.06%	2.02%	1.95%[5]	1.95%
Expenses excluding waivers/reimbursements
and expense reductions	2.09%	2.11%	2.14%	2.12%	2.00%[5]	1.95%
Net investment income (loss)	(0.42%)	0.62%	(0.71%)	(0.99%)	(0.68%)[5]	0.02%
Portfolio turnover rate	49%	42%	38%	45%	32%	45%

1 Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to June 17, 2002 are those of Class B shares of Wachovia Special Values Fund.

2 For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,					Year Ended
						November 30,
CLASS C	2006	2005	2004	2003	2002[1,2]	2001[1,3]

Net asset value, beginning of period	$ 29.30	$ 24.61	$ 20.31	$ 17.96	$20.16	$17.46

Income from investment operations
Net investment income (loss)	(0.12)	0.19	(0.14)	(0.18)[4]	(0.12)[4]	(0.01)
Net realized and unrealized gains or losses on investments	1.86	5.70	4.44	3.10	(0.92)	3.12

Total from investment operations	1.74	5.89	4.30	2.92	(1.04)	3.11

Distributions to shareholders from
Net investment income	0	(0.03)	0	0	(0.02)	(0.28)
Net realized gains	(3.29)	(1.17)	0	(0.57)	(1.14)	(0.13)

Total distributions to shareholders	(3.29)	(1.20)	0	(0.57)	(1.16)	(0.41)

Net asset value, end of period	$ 27.75	$ 29.30	$ 24.61	$ 20.31	$17.96	$20.16

Total return[5]	6.97%	24.66%	21.17%	16.74%	(5.66%)	18.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$137,808	$151,718	$106,126	$65,833	$1,908	$ 367
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.06%	2.07%	2.07%	2.01%	1.95%[6]	1.95%[6]
Expenses excluding waivers/reimbursements
and expense reductions	2.09%	2.12%	2.15%	2.13%	2.00%[6]	1.95%[6]
Net investment income (loss)	(0.42%)	0.63%	(0.71%)	(0.95%)	(0.70%)[6]	(0.05%)[6]
Portfolio turnover rate	49%	42%	38%	45%	32%	45%

1 Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to June 17, 2002 are those of Class C shares of Wachovia Special Values Fund.

2 For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

3 For the period from December 12, 2000 (commencem ent of class operations), to November 30, 2001.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,					Year Ended
						November 30,
CLASS I	2006	2005	2004	2003	2002[1,2]	2001[1]

Net asset value, beginning of period	$ 30.20	$ 25.28	$ 20.66	$ 18.13	$ 20.34	$ 16.57

Income from investment operations
Net investment income (loss)	0.15	0.44	0.07	0.04	0.05	0.20[3]
Net realized and unrealized gains or losses on investments	1.94	5.90	4.55	3.11	(0.97)	3.98

Total from investment operations	2.09	6.34	4.62	3.15	(0.92)	4.18

Distributions to shareholders from
Net investment income	(0.27)	(0.25)	0[4]	(0.05)	(0.15)	(0.28)
Net realized gains	(3.29)	(1.17)	0	(0.57)	(1.14)	(0.13)

Total distributions to shareholders	(3.56)	(1.42)	0	(0.62)	(1.29)	(0.41)

Net asset value, end of period	$ 28.73	$ 30.20	$ 25.28	$ 20.66	$ 18.13	$ 20.34

Total return	8.05%	25.91%	22.39%	17.89%	(5.04%)	25.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,072,390	$1,069,191	$1,002,368	$689,126	$215,922	$198,817
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.06%	1.06%	1.06%	0.97%	0.94%[5]	0.95%
Expenses excluding waivers/reimbursements
and expense reductions	1.09%	1.11%	1.14%	1.08%	0.99%[5]	0.95%
Net investment income (loss)	0.58%	1.64%	0.30%	0.15%	0.34%[5]	1.08%
Portfolio turnover rate	49%	42%	38%	45%	32%	45%

1 Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to June 17, 2002 are those of Class Y shares of Wachovia Special Values Fund.

2 For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Amount represents less than $ 0.005 per share.

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS R	2006	2005	2004[1]

Net asset value, beginning of period	$29.89	$25.12	$22.01

Income from investment operations
Net investment income (loss)	0.03[2]	0.32	(0.01)
Net realized and unrealized gains or losses on investments	1.89	5.83	3.12

Total from investment operations	1.92	6.15	3.11

Distributions to shareholders from
Net investment income	(0.16)	(0.21)	0
Net realized gains	(3.29)	(1.17)	0

Total distributions to shareholders	(3.45)	(1.38)	0

Net asset value, end of period	$28.36	$29.89	$25.12

Total return	7.50%	25.32%	14.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,990	$5,928	$ 27
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.56%	1.57%	1.61%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.59%	1.62%	1.69%[3]
Net investment income (loss)	0.09%	1.11%	(0.23%)[3]
Portfolio turnover rate	49%	42%	38%

1 For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2006

	Shares	Value

COMMON STOCKS 96.5%
CONSUMER DISCRETIONARY 17.8%
Auto Components 1.1%
Modine Manufacturing Co. (p)	599,079	$14,120,292
Superior Industries International, Inc. (p)	683,548	12,447,409

		26,567,701

Hotels, Restaurants & Leisure 5.9%
IHOP Corp.	27,304	1,241,240
Jack In The Box, Inc. * (p)	394,031	15,540,583
Lone Star Steakhouse & Saloon, Inc.	961,060	22,479,193
Rare Hospitality International, Inc. * (p)	781,510	20,553,713
Ryan’s Restaurant Group, Inc. * (p)	1,964,128	30,954,657
Triarc Companies, Inc., Class A (p)	557,099	8,512,473
Triarc Companies, Inc., Class B (p) +	2,669,396	37,344,850

		136,626,709

Household Durables 3.8%
BLYTH, Inc. (p)	1,082,262	18,907,117
Cavco Industries, Inc. * (p)	245,945	8,054,699
Champion Enterprises, Inc. (p)	1,574,617	10,439,711
Dixie Group, Inc. * (p) +	562,653	6,594,293
La-Z-Boy, Inc. (p)	975,423	12,436,643
Skyline Corp. (p)	105,956	4,006,196
Snap-On, Inc. (p)	284,345	11,945,333
Tupperware Brands Corp. (p)	889,460	15,352,080

		87,736,072

Media 0.9%
Media General, Inc., Class A (p)	298,809	10,885,612
Valassis Communications, Inc. * (p)	404,844	8,311,447
Westwood One, Inc. (p)	315,800	2,103,228

		21,300,287

Specialty Retail 3.1%
Deb Shops, Inc. (p) +	279,107	6,637,165
Foot Locker, Inc.	1,017,110	27,634,879
Genesco, Inc. *	203,200	5,500,624
Pier 1 Imports, Inc. (p)	1,202,844	8,179,339
Zale Corp. * (p)	896,907	22,969,788

		70,921,795

Textiles, Apparel & Luxury Goods 3.0%
Cutter & Buck, Inc. +	255,562	2,724,291
Kellwood Co. (p)	1,069,029	28,275,817
Kenneth Cole Productions, Inc. (p)	445,231	10,725,615
Stride Rite Corp. (p) +	1,382,617	17,503,931
Xerium Technologies, Inc. (p) +	1,000,675	10,366,993

		69,596,647

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 5.8%
Food & Staples Retailing 2.0%
Casey’s General Stores, Inc. (p)	1,580,674	$35,770,653
Topps Co. (p)	1,218,844	9,957,955

		45,728,608

Food Products 3.8%
Corn Products International, Inc.	167,493	5,570,817
Delta & Pine Land Co. (p)	977,499	33,440,241
Gold Kist, Inc. * (p)	530,993	7,428,592
Tootsie Roll Industries, Inc. (p)	828,773	22,501,187
TreeHouse Foods, Inc. * (p)	862,182	20,657,881

		89,598,718

ENERGY 7.1%
Energy Equipment & Services 2.0%
Atwood Oceanics, Inc. * (p)	628,030	29,473,448
Carbo Ceramics, Inc. (p)	166,149	6,461,535
Global Industries, Ltd. * (p)	550,077	9,175,284

		45,110,267

Oil, Gas & Consumable Fuels 5.1%
Forest Oil Corp. * (p)	538,061	18,030,424
Mariner Energy, Inc. * (p)	1,547,466	27,869,863
Stone Energy Corp. * (p)	595,650	27,846,637
Whiting Petroleum Corp. * (p)	966,374	45,129,666

		118,876,590

FINANCIALS 18.2%
Capital Markets 1.2%
Investment Technology Group, Inc. *	166,514	8,385,645
Knight Capital Group, Inc., Class A * (p)	1,043,753	17,263,675
Westwood Holdings Group, Inc. +	110,644	2,046,914

		27,696,234

Commercial Banks 5.3%
Amcore Financial, Inc. (p) +	779,711	22,338,720
BancorpSouth, Inc. (p)	1,137,829	31,119,623
Citizens Banking Corp. (p)	286,877	7,283,807
First Citizens Bancshares, Inc. +	196,072	40,618,276
Mid-State Bancshares (p) +	790,059	21,323,692

		122,684,118

Insurance 6.7%
Assured Guaranty, Ltd. +	1,283,475	32,728,612
Endurance Specialty Holdings, Ltd. (p)	1,007,904	30,599,965
Harleysville Group, Inc. (p)	130,464	4,139,623
Hilb, Rogal & Hobbs Co. (p)	711,386	28,811,133
IPC Holdings, Ltd. (p)	434,383	12,488,511

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
LandAmerica Financial Group, Inc. (p)	222,238	$14,185,452
Stewart Information Services Corp. (p)	935,197	32,152,073

		155,105,369

Real Estate Investment Trusts 2.1%
Deerfield Triarc Capital Corp. (p) +	2,036,389	27,735,618
Post Properties, Inc. (p)	457,444	21,961,887

		49,697,505

Real Estate Management & Development 0.9%
Forest City Enterprises, Inc. (p)	411,626	20,540,138

Thrifts & Mortgage Finance 2.0%
NetBank, Inc. (p)	1,472,924	8,101,082
NewAlliance Bancshares, Inc. (p) +	2,731,084	38,535,595

		46,636,677

HEALTH CARE 2.3%
Health Care Equipment & Supplies 1.4%
Analogic Corp. (p)	194,713	8,906,173
Edwards Lifesciences Corp. * (p)	166,364	7,359,943
STERIS Corp.	68,427	1,585,454
VIASYS Healthcare, Inc. * (p)	587,446	15,132,609

		32,984,179

Health Care Technology 0.3%
Per-Se Technologies, Inc. * (p)	341,784	8,158,384

Pharmaceuticals 0.6%
Par Pharmaceutical Companies, Inc. * (p)	840,892	12,815,194

INDUSTRIALS 17.6%
Aerospace & Defense 0.7%
GenCorp, Inc. * (p)	1,066,829	15,693,054

Building Products 0.6%
Apogee Enterprises, Inc. (p)	612,140	8,796,452
Goodman Global, Inc. *	412,484	5,073,553

		13,870,005

Commercial Services & Supplies 5.1%
ACCO Brands Corp. * (p)	538,321	10,567,241
Banta Corp. (p)	432,438	15,278,035
Deluxe Corp. (p)	990,313	16,835,321
Heidrick & Struggles International, Inc. * (p)	622,811	20,129,251
John H. Harland Co. (p)	907,325	35,666,946
Viad Corp. (p) +	632,527	20,544,477

		119,021,271

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 3.4%
Belden CDT, Inc. (p)	1,221,563	$39,639,719
Franklin Electric Co., Inc. (p)	199,568	9,493,450
Genlyte Group, Inc. * (p)	269,963	18,775,927
Superior Essex, Inc. * (p)	394,080	12,098,256

		80,007,352

Machinery 5.6%
Briggs & Stratton Corp. (p)	825,301	21,127,706
Circor International, Inc. (p) +	441,054	12,283,354
Crane Co.	388,071	14,901,926
EnPro Industries, Inc. * (p)	392,291	12,270,863
Gardner Denver, Inc. *	260,754	9,035,126
Kadant, Inc. * (p) +	991,523	20,732,746
Mueller Industries, Inc. (p)	999,279	36,713,510
Supreme Industries, Inc., Class A +	323,833	2,169,681

		129,234,912

Marine 0.3%
TBS International Ltd., Class A * (p) +	1,027,076	6,111,102

Road & Rail 1.9%
Arkansas Best Corp. (p)	540,990	24,036,186
Dollar Thrifty Automotive Group, Inc. * (p)	280,146	12,539,335
Werner Enterprises, Inc. (p)	416,567	7,498,206

		44,073,727

INFORMATION TECHNOLOGY 10.1%
Communications Equipment 1.3%
Black Box Corp. (p)	373,200	15,342,252
CommScope, Inc. * (p)	426,446	13,317,908
Extreme Networks, Inc. (p)	649,081	2,472,999

		31,133,159

Computers & Peripherals 2.6%
Adaptec, Inc. * (p)	2,880,553	12,674,433
Imation Corp. (p)	974,940	39,699,557
Quantum Corp. * (p)	3,794,313	8,157,773

		60,531,763

Electronic Equipment & Instruments 1.5%
AVX Corp. (p)	613,280	9,285,059
Technitrol, Inc.	981,258	24,315,573

		33,600,632

IT Services 1.6%
eFunds Corp. * (p)	787,439	16,559,842
MoneyGram International, Inc.	652,547	20,000,566

		36,560,408

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 1.6%
Cabot Microelectronics Corp. * (p)	359,324	$10,700,669
Credence Systems Corp. * (p)	767,438	2,164,175
Lattice Semiconductor Corp. * (p)	953,495	5,625,621
Nextest Systems Corp. * (p)	173,023	2,370,415
Standard Microsystems Corp. * (p)	640,230	17,017,313

		37,878,193

Software 1.5%
Borland Software Corp. * (p)	1,763,411	9,875,102
Corel Corp.	831,155	8,727,127
Intergraph Corp. * (p)	468,683	16,652,307

		35,254,536

MATERIALS 11.9%
Chemicals 3.5%
A. Schulman, Inc. (p)	734,107	16,062,261
American Pacific Corp. * (p)	330,278	2,510,113
Arch Chemicals, Inc.	581,816	20,619,559
CF Industries Holdings, Inc. (p)	719,503	11,663,144
FMC Corp. (p)	176,623	10,895,873
H.B. Fuller Co.	212,619	8,500,507
Innospec, Inc. (p) +	416,135	10,266,050

		80,517,507

Construction Materials 1.2%
Eagle Materials, Inc. (p)	801,849	28,834,490

Containers & Packaging 2.5%
Owens-Illinois, Inc. * (p)	932,082	14,102,401
Packaging Corporation of America (p)	1,130,048	25,912,001
Rock-Tenn Co., Class A	1,030,466	17,713,710

		57,728,112

Metals & Mining 1.3%
Quanex Corp. (p)	803,551	29,160,866

Paper & Forest Products 3.4%
Deltic Timber Corp. (p)	147,890	7,302,808
Glatfelter (p)	624,455	9,741,498
Louisiana-Pacific Corp.	1,239,048	24,780,960
Neenah Paper, Inc. (p) +	948,779	27,932,054
Schweitzer-Mauduit International, Inc. (p)	453,240	9,169,045

		78,926,365

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
Commonwealth Telephone Enterprises, Inc. (p)	1,160,588	$38,891,304
Premiere Global Services, Inc. * (p)	1,019,571	7,473,455

		46,364,759

UTILITIES 3.7%
Electric Utilities 2.9%
Allete, Inc. (p)	839,854	38,986,023
El Paso Electric Co. * (p)	1,297,127	28,433,024

		67,419,047

Gas Utilities 0.8%
Atmos Energy Corp. (p)(p)	608,856	17,516,787

Total Common Stocks (cost $1,935,607,084)		2,237,819,239

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bond:
6.25%, 08/15/2023 (p)(p)	$ 249	286
8.75%, 05/15/2017 (p)(p)	3,723	4,924
8.875%, 08/15/2017 (p)(p)	14,721	20,016
U.S. Treasury Note:
2.375%, 08/31/2006 (p)(p)	261,499	263,409
6.125%, 08/15/2007 (p)(p)	125	130

Total U.S. Treasury Obligations (cost $288,765)		288,765

	Shares	Value

SHORT-TERM INVESTMENTS 28.5%
MUTUAL FUND SHARES 28.5%
Evergreen Institutional Money Market Fund ø	75,680,351	75,680,351
Navigator Prime Portfolio (p)(p)(p)	586,749,160	586,749,160

Total Short-Term Investments (cost $662,429,511)		662,429,511

Total Investments (cost $2,598,325,360) 125.0%		2,900,537,515
Other Assets and Liabilities (25.0%)		(580,413,266)

Net Assets 100.0%		$2,320,124,249

(p)  All or a portion of this security is on loan.

* Non-income producing security

+ Security is deemed illiquid and is valued using market quotations when readily available.

(p)(p) Non-cash collateral received from securities on loan.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

(p)(p)(p) Represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

The following table shows the percent of total long-term investments by sector as of July 31, 2006:

Financials	18.9%
Consumer Discretionary	18.5%
Industrials	18.2%
Materials	12.3%
Information Technology	10.5%
Energy	7.3%
Consumer Staples	6.0%
Utilities	3.8%
Health Care	2.4%
Telecommunication Services	2.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006

Assets
Investments in securities, at value (cost $2,522,645,009) including $570,243,367 of
securities loaned	$2,824,857,164
Investments in affiliated money market fund, at value (cost $75,680,351)	75,680,351

Total investments	2,900,537,515
Cash	970,696
Receivable for securities sold	24,420,237
Receivable for Fund shares sold	2,981,464
Dividends receivable	1,369,728
Receivable for securities lending income	78,946
Prepaid expenses and other assets	133,371

Total assets	2,930,491,957

Liabilities
Payable for securities purchased	19,704,994
Payable for Fund shares redeemed	3,304,319
Payable for securities on loan	587,037,925
Advisory fee payable	45,941
Distribution Plan expenses payable	15,128
Due to other related parties	40,463
Accrued expenses and other liabilities	218,938

Total liabilities	610,367,708

Net assets	$2,320,124,249

Net assets represented by
Paid-in capital	$1,729,322,809
Undistributed net investment income	2,214,295
Accumulated net realized gains on investments	286,374,990
Net unrealized gains on investments	302,212,155

Total net assets	$2,320,124,249

Net assets consists of
Class A	$923,225,320
Class B	179,710,301
Class C	137,808,400
Class I	1,072,389,887
Class R	6,990,341

Total net assets	$2,320,124,249

Shares outstanding (unlimited number of shares authorized)
Class A	32,341,940
Class B	6,488,951
Class C	4,966,231
Class I	37,323,325
Class R	246,486

Net asset value per share
Class A	$28.55
Class A — Offering price (based on sales charge of 5.75%)	$30.29
Class B	$27.69
Class C	$27.75
Class I	$28.73
Class R	$28.36

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended July 31, 2006

Investment income
Dividends	$38,042,215
Income from affiliate	3,326,865
Securities lending	1,121,093
Interest	235,767

Total investment income	42,725,940

Expenses
Advisory fee	20,196,371
Distribution Plan expenses
Class A	2,955,090
Class B	1,960,754
Class C	1,456,516
Class R	34,200
Administrative services fee	2,581,537
Transfer agent fees	4,104,133
Trustees’ fees and expenses	36,276
Printing and postage expenses	284,312
Custodian and accounting fees	683,871
Registration and filing fees	313,394
Professional fees	54,239
Other	44,416

Total expenses	34,705,109
Less: Expense reductions	(49,782)
Fee waivers	(684,148)

Net expenses	33,971,179

Net investment income	8,754,761

Net realized and unrealized gains or losses on investments
Net realized gains on investments	484,521,284
Net change in unrealized gains or losses on investments	(285,712,602)

Net realized and unrealized gains or losses on investments	198,808,682

Net increase in net assets resulting from operations	$207,563,443

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2006		2005

Operations
Net investment income		$8,754,761		$31,059,747
Net realized gains on investments		484,521,284		215,926,990
Net change in unrealized gains or
losses on investments		(285,712,602)		276,651,900

Net increase in net assets resulting
from operations		207,563,443		523,638,637

Distributions to shareholders from
Net investment income
Class A		(9,158,487)		(5,829,963)
Class C		0		(136,832)
Class I		(10,232,163)		(10,021,502)
Class R		(39,717)		(14,586)
Net realized gains
Class A		(130,201,950)		(34,656,681)
Class B		(22,144,978)		(9,409,420)
Class C		(16,282,717)		(5,469,093)
Class I		(115,084,960)		(46,287,396)
Class R		(717,544)		(49,881)

Total distributions to shareholders		(303,862,516)		(111,875,354)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	9,024,534	258,876,334	16,283,730	438,967,152
Class B	220,324	6,111,562	1,215,818	31,594,683
Class C	312,713	8,548,672	1,628,264	42,456,844
Class I	7,539,362	218,196,629	9,722,575	262,863,904
Class R	99,558	2,854,442	216,020	5,803,530

		494,587,639		781,686,113

Net asset value of shares issued in
reinvestment of distributions
Class A	5,087,197	133,711,952	1,482,844	38,915,580
Class B	786,794	19,976,689	338,739	8,597,183
Class C	503,560	12,810,559	171,428	4,367,309
Class I	3,259,158	86,261,792	1,479,107	39,055,384
Class R	24,343	635,482	2,232	58,552

		253,396,474		90,994,008

Automatic conversion of Class B
shares to Class A shares
Class A	471,815	13,688,204	1,185,065	32,104,865
Class B	(485,257)	(13,688,204)	(1,215,037)	(32,104,865)

		0		0

Payment for shares redeemed
Class A	(20,927,732)	(609,103,437)	(6,460,481)	(173,776,935)
Class B	(1,268,090)	(35,471,572)	(1,338,321)	(35,108,043)
Class C	(1,028,758)	(28,750,908)	(934,100)	(24,599,243)
Class I	(8,875,370)	(256,422,240)	(15,456,946)	(419,748,265)
Class R	(75,783)	(2,143,365)	(20,952)	(584,063)

		(931,891,522)		(653,816,549)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2006	2005

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$(183,907,409)	$218,863,572

Total increase (decrease) in net
assets	(280,206,482)	630,626,855
Net assets
Beginning of period	2,600,330,731	1,969,703,876

End of period	$2,320,124,249	$2,600,330,731

Undistributed net investment
income	$2,214,295	$14,020,706

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Special Values Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Currently, shares of the Fund are only available for purchase by existing shareholders, including qualified retirement plans and their successor plans. In addition, members of the Fund’s portfolio management team may open new accounts.

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from real estate investment trusts, dividends paid through share redemptions and redemptions in-kind. During the year ended July 31, 2006, the following amounts were reclassified:

Paid-in capital	$100,888,628
Undistributed net investment income	(1,130,805)
Accumulated net realized gains on investments	(99,757,823)

NOTES TO FINANCIAL STATEMENTS continued

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as the average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2006, EIMC waived its advisory fee in the amount of $684,148.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2006, the Fund paid brokerage commissions of $94,022 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

NOTES TO FINANCIAL STATEMENTS continued

For the year ended July 31, 2006, EIS received $28,589 from the sale of Class A shares and $356,082 and $9,217 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,229,403,110 and $1,317,090,191, respectively, for the year ended July 31, 2006.

During the year ended July 31, 2006, the Fund loaned securities to certain brokers. At July 31, 2006, the value of securities on loan and the value of collateral amounted to $570,243,367 and $587,037,925, respectively.

On July, 31, 2006, the aggregate cost of securities for federal income tax purposes was $2,601,473,903. The gross unrealized appreciation and depreciation on securities based on tax cost was $406,278,608 and $107,214,996, respectively, with a net unrealized appreciation of $299,063,612.

6. REDEMPTION IN-KIND TRANSACTION

Effective at the close of business on May 26, 2006, the Fund satisfied a redemption request by means of an in-kind transaction. In the transaction, a shareholder redeemed 12,601,928 shares of the Fund and received securities valued at $362,002,238 and $10,510,753 in cash. The redemption was effected at the shareholder’s proportionate share of the Fund’s net assets. The value and number of Class A shares redeemed are reflected under the capital share transactions as payment of shares redeemed on the Statement of Changes in Net Assets for the year ended July 31, 2006. The net realized gains on the redemption in-kind amounted to $83,940,018 which is not realized for tax purposes by the Fund.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2006, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long-term
Ordinary	Capital	Unrealized
Income	Gain	Appreciation

$ 13,940,947	$277,796,881	$299,063,612

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended July 31,

	2006	2005

Ordinary Income	$ 38,333,760	$16,002,883
Long-term Capital Gain	265,528,756	95,872,471

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended July 31, 2006, the Fund had no borrowings.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing

NOTES TO FINANCIAL STATEMENTS continued

its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

NOTES TO FINANCIAL STATEMENTS continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund’s financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Special Values Fund, a series of Evergreen Equity Trust, as of July 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Special Values Fund as of July 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $265,528,756 for the fiscal year ended July 31, 2006.

For corporate shareholders, 92.60% of ordinary income dividends paid during the fiscal year ended July 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2006 the Fund designates 85.11% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided in early 2007.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567510 rv3 9/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III, K. Dun Gifford and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the seven series of the Registrant’s annual financial statements for the fiscal years ended July 31, 2006 and July 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$137,402	$118,401
Audit -related fees (1)	0	5,100

Audit and audit-related fees	137,402	123,501
Tax fees (2)	15,450	0
Non- audit fees (3)	980,575	695,575
All other fees	0	0

Total fees	$1,133,427	$819,076

(1) Audit-related fees consists principally of fees for merger related activities. (2) Tax fees consists of fees for tax consultation, tax compliance and tax review. (3) Non- audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whole role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 29, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: September 29, 2006